UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2021

WESTERN ASSET

CORPORATE BOND FUND

The Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return, consistent with prudent investment management. Total return consists of income and capital appreciation.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Corporate Bond Fund for the six-month reporting period ended June 30, 2021. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 30, 2021

II	Western Asset Corporate Bond Fund

Performance review

For the six months ended June 30, 2021, Class A shares of Western Asset Corporate Bond Fund, excluding sales charges, returned -0.51%. The Fund’s unmanaged benchmark, the Bloomberg Barclays U.S. Credit Indexi, returned -1.28% for the same period. The Lipper Corporate Debt Funds BBB-Rated Category Averageii returned -1.03% over the same time frame.

Performance Snapshot as of June 30, 2021 (unaudited)
(excluding sales charges)	6 months
Western Asset Corporate Bond Fund:
Class A	-0.51%
Class C	-0.84%
Class C1[1]	-0.78%
Class I	-0.34%
Class P	-0.62%
Bloomberg Barclays U.S. Credit Index	-1.28%
Lipper Corporate Debt Funds BBB-Rated Category Average	-1.03%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including return of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended June 30, 2021 for Class A, Class C, Class C1, Class I and Class P shares were 1.70%, 1.09%, 1.25%, 2.09% and 1.56%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yields for Class C1 and Class I shares would have been 1.02% and 2.08%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

[1]

Class C1 shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by the Fund’s distributor). Class C1 shares continue to be available for dividend reinvestment and incoming exchanges.

Western Asset Corporate Bond Fund	III

Performance review (cont’d)

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2021, the gross total annual fund operating expense ratios for Class A, Class C, Class C1, Class I and Class P shares were 0.91%, 1.57%, 1.48%, 0.61%, and 1.08%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.95% for Class A shares, 1.70% for Class C shares, 1.40% for Class C1 shares, 0.55% for Class I shares and 1.20% for Class P shares. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. This management fee waiver is not subject to the recapture provision discussed below.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 30, 2021

RISKS: The Fund is subject to interest rate and credit risks. As interest rates rise, bond prices fall, thereby reducing the value of the Fund’s share price. The Fund focuses on investment grade bonds but may invest its assets in below investment grade bonds (commonly referred to as high yield bonds or “junk” bonds). High yield bonds possess greater price volatility, illiquidity and possibility of default than higher grade bonds. Foreign investments are subject to special risks including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries

IV	Western Asset Corporate Bond Fund

tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses, or taxes. Please note that an investor cannot invest directly in an index.

[i]	The Bloomberg Barclays U.S. Credit Index is an index composed of corporate and non-corporate debt issues that are investment grade (rated Baa3/BBB or higher).

ii

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2021, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 268 funds in the Fund’s Lipper category, and excluding sales charges, if any.

Western Asset Corporate Bond Fund	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of June 30, 2021 and December 31, 2020, and does not include derivatives, such as futures contracts, forward foreign currency contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset Corporate Bond Fund 2021 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2021 and held for the six months ended June 30, 2021.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	-0.51%	$1,000.00	$994.90	0.88%	$4.35	Class A	5.00%	$1,000.00	$1,020.43	0.88%	$4.41
Class C	-0.84	1,000.00	991.60	1.56	7.70	Class C	5.00	1,000.00	1,017.06	1.56	7.80
Class C1	-0.78	1,000.00	992.20	1.40	6.92	Class C1	5.00	1,000.00	1,017.85	1.40	7.00
Class I	-0.34	1,000.00	996.60	0.55	2.72	Class I	5.00	1,000.00	1,022.07	0.55	2.76
Class P	-0.62	1,000.00	993.80	1.10	5.44	Class P	5.00	1,000.00	1,019.34	1.10	5.51

2	Western Asset Corporate Bond Fund 2021 Semi-Annual Report

[1]	For the six months ended June 30, 2021.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares and Class C1 shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Western Asset Corporate Bond Fund 2021 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2021

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 84.5%
Communication Services — 8.1%
Diversified Telecommunication Services — 3.8%
AT&T Inc., Senior Notes	4.450%	4/1/24	420,000	$458,880
AT&T Inc., Senior Notes	4.250%	3/1/27	440,000	499,574
AT&T Inc., Senior Notes	1.650%	2/1/28	460,000	456,872
AT&T Inc., Senior Notes	4.300%	2/15/30	510,000	589,936
AT&T Inc., Senior Notes	4.500%	5/15/35	1,020,000	1,198,830
AT&T Inc., Senior Notes	3.100%	2/1/43	2,850,000	2,798,235
AT&T Inc., Senior Notes	4.800%	6/15/44	208,000	250,127
AT&T Inc., Senior Notes	4.500%	3/9/48	690,000	815,262	(a)
AT&T Inc., Senior Notes	3.550%	9/15/55	703,000	706,381	(a)
AT&T Inc., Senior Notes	3.800%	12/1/57	470,000	490,576	(a)
AT&T Inc., Senior Notes	3.650%	9/15/59	133,000	135,077	(a)
AT&T Inc., Senior Notes	3.500%	2/1/61	2,460,000	2,433,201
British Telecommunications PLC, Senior Notes	9.625%	12/15/30	255,000	395,343
Corning Inc., Senior Notes	3.900%	11/15/49	680,000	764,735
Deutsche Telekom International Finance BV, Senior Notes	8.750%	6/15/30	310,000	464,922
NTT Finance Corp., Senior Notes	2.065%	4/3/31	580,000	588,725	(a)
Telefonica Emisiones SA, Senior Notes	4.665%	3/6/38	230,000	271,316
Telefonica Emisiones SA, Senior Notes	5.213%	3/8/47	500,000	625,410
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	905,000	1,053,641
Verizon Communications Inc., Senior Notes	1.500%	9/18/30	1,210,000	1,157,668
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	2,150,000	2,199,211
Verizon Communications Inc., Senior Notes	4.272%	1/15/36	4,000,000	4,765,259
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	290,000	279,595
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	2,230,000	2,361,875
Verizon Communications Inc., Senior Notes	6.550%	9/15/43	230,000	368,383
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	190,000	224,757
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	470,000	541,150
Verizon Communications Inc., Senior Notes	2.875%	11/20/50	1,360,000	1,295,160
Verizon Communications Inc., Senior Notes	3.550%	3/22/51	4,400,000	4,707,344
Verizon Communications Inc., Senior Notes	2.987%	10/30/56	440,000	414,325
Verizon Communications Inc., Senior Notes	3.000%	11/20/60	2,700,000	2,527,645
Verizon Communications Inc., Senior Notes	3.700%	3/22/61	10,410,000	11,167,158
Total Diversified Telecommunication Services				47,006,573
Entertainment — 0.4%
Activision Blizzard Inc., Senior Notes	2.500%	9/15/50	750,000	674,945

See Notes to Financial Statements.

4	Western Asset Corporate Bond Fund 2021 Semi-Annual Report

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Entertainment — continued
Electronic Arts Inc., Senior Notes	1.850%	2/15/31	990,000	$957,716
Electronic Arts Inc., Senior Notes	2.950%	2/15/51	320,000	313,624
Netflix Inc., Senior Notes	6.375%	5/15/29	240,000	306,870
Netflix Inc., Senior Notes	5.375%	11/15/29	550,000	668,771	(a)
Netflix Inc., Senior Notes	4.875%	6/15/30	730,000	870,291	(a)
Walt Disney Co., Senior Notes	6.200%	12/15/34	70,000	99,604
Walt Disney Co., Senior Notes	6.400%	12/15/35	69,000	101,224
Walt Disney Co., Senior Notes	6.650%	11/15/37	160,000	241,399
Walt Disney Co., Senior Notes	5.400%	10/1/43	690,000	965,434
Total Entertainment				5,199,878
Interactive Media & Services — 0.5%
Alphabet Inc., Senior Notes	1.100%	8/15/30	930,000	882,846
Alphabet Inc., Senior Notes	1.900%	8/15/40	850,000	774,609
Alphabet Inc., Senior Notes	2.050%	8/15/50	930,000	822,507
Alphabet Inc., Senior Notes	2.250%	8/15/60	720,000	637,219
Tencent Holdings Ltd., Senior Notes	3.840%	4/22/51	3,030,000	3,270,975	(a)
Total Interactive Media & Services				6,388,156
Media — 2.7%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	1,670,000	1,753,750	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	3,430,000	3,566,222
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	3.750%	2/15/28	940,000	1,037,487
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	40,000	45,327
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	6/1/41	3,530,000	3,559,711
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	680,000	866,987
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.125%	7/1/49	2,090,000	2,493,545
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	3.850%	4/1/61	450,000	442,767

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2021 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Comcast Cable Communications Holdings Inc., Senior Notes	9.455%	11/15/22	529,000	$595,353
Comcast Corp., Senior Notes	3.400%	4/1/30	350,000	386,689
Comcast Corp., Senior Notes	4.250%	10/15/30	1,140,000	1,342,697
Comcast Corp., Senior Notes	7.050%	3/15/33	880,000	1,279,591
Comcast Corp., Senior Notes	4.200%	8/15/34	100,000	118,720
Comcast Corp., Senior Notes	6.500%	11/15/35	1,020,000	1,488,165
Comcast Corp., Senior Notes	4.600%	10/15/38	630,000	782,176
Comcast Corp., Senior Notes	3.750%	4/1/40	2,680,000	3,025,850
Comcast Corp., Senior Notes	3.969%	11/1/47	200,000	233,254
Comcast Corp., Senior Notes	4.700%	10/15/48	340,000	439,116
Comcast Corp., Senior Notes	4.950%	10/15/58	590,000	818,615
Fox Corp., Senior Notes	5.476%	1/25/39	2,120,000	2,746,134
TCI Communications Inc., Senior Notes	7.125%	2/15/28	180,000	241,057
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	610,000	832,953
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	1,030,000	1,506,139
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	1,050,000	1,466,034
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	3/15/23	800,000	904,418
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	7/15/33	910,000	1,380,518
Videotron Ltd., Senior Notes	3.625%	6/15/29	500,000	510,480	(a)
Total Media				33,863,755
Wireless Telecommunication Services — 0.7%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	3.360%	9/20/21	418,125	420,694	(a)
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	490,000	484,487
T-Mobile USA Inc., Senior Notes	2.875%	2/15/31	430,000	427,312
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	1,040,000	1,077,232	(a)
T-Mobile USA Inc., Senior Secured Notes	2.550%	2/15/31	2,010,000	2,038,140
T-Mobile USA Inc., Senior Secured Notes	2.250%	11/15/31	760,000	752,556
T-Mobile USA Inc., Senior Secured Notes	4.375%	4/15/40	150,000	176,314
T-Mobile USA Inc., Senior Secured Notes	3.000%	2/15/41	780,000	772,333
T-Mobile USA Inc., Senior Secured Notes	3.300%	2/15/51	1,000,000	999,600

See Notes to Financial Statements.

6	Western Asset Corporate Bond Fund 2021 Semi-Annual Report

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Wireless Telecommunication Services — continued
Vodafone Group PLC, Senior Notes	6.150%	2/27/37	370,000	$512,626
Vodafone Group PLC, Senior Notes	5.250%	5/30/48	280,000	369,619
Total Wireless Telecommunication Services				8,030,913
Total Communication Services				100,489,275
Consumer Discretionary — 7.5%
Auto Components — 0.0%††
ZF North America Capital Inc., Senior Notes	4.500%	4/29/22	320,000	328,224	(a)
Automobiles — 2.0%
Ford Motor Co., Senior Notes	9.215%	9/15/21	1,335,000	1,366,453
Ford Motor Credit Co. LLC, Senior Notes	5.875%	8/2/21	350,000	352,223
Ford Motor Credit Co. LLC, Senior Notes	3.813%	10/12/21	2,240,000	2,259,600
Ford Motor Credit Co. LLC, Senior Notes	3.350%	11/1/22	3,450,000	3,540,217
Ford Motor Credit Co. LLC, Senior Notes	4.125%	8/17/27	820,000	870,965
Ford Motor Credit Co. LLC, Senior Notes (3 mo. USD LIBOR + 1.080%)	1.256%	8/3/22	530,000	528,115	(b)
General Motors Co., Senior Notes	4.875%	10/2/23	300,000	326,915
General Motors Co., Senior Notes	6.600%	4/1/36	460,000	632,216
General Motors Co., Senior Notes	6.750%	4/1/46	1,010,000	1,459,172
General Motors Co., Senior Notes	5.950%	4/1/49	190,000	259,075
General Motors Financial Co. Inc., Senior Notes	3.700%	5/9/23	920,000	966,233
Nissan Motor Acceptance Corp., Senior Notes	1.050%	3/8/24	430,000	427,576	(a)
Nissan Motor Acceptance Corp., Senior Notes	2.000%	3/9/26	510,000	513,667	(a)
Nissan Motor Acceptance Corp., Senior Notes	2.750%	3/9/28	550,000	555,555	(a)
Nissan Motor Co. Ltd., Senior Notes	3.043%	9/15/23	4,840,000	5,050,170	(a)
Nissan Motor Co. Ltd., Senior Notes	3.522%	9/17/25	1,140,000	1,218,125	(a)
Nissan Motor Co. Ltd., Senior Notes	4.345%	9/17/27	340,000	374,038	(a)
Nissan Motor Co. Ltd., Senior Notes	4.810%	9/17/30	2,900,000	3,277,092	(a)
Total Automobiles				23,977,407
Hotels, Restaurants & Leisure — 2.3%
Genting New York LLC/GENNY Capital Inc., Senior Notes	3.300%	2/15/26	3,030,000	3,065,071	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.375%	5/1/25	320,000	337,766	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.750%	5/1/28	150,000	162,699	(a)
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	1,360,000	1,428,068

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2021 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Hotels, Restaurants & Leisure — continued
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	7,460,000	$7,776,675
Las Vegas Sands Corp., Senior Notes	3.500%	8/18/26	100,000	106,395
Marriott International Inc., Senior Notes	3.600%	4/15/24	760,000	811,060
McDonald’s Corp., Senior Notes	3.500%	7/1/27	210,000	232,933
McDonald’s Corp., Senior Notes	2.125%	3/1/30	280,000	283,339
McDonald’s Corp., Senior Notes	4.450%	3/1/47	660,000	811,889
McDonald’s Corp., Senior Notes	4.450%	9/1/48	2,090,000	2,605,429
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	2,000,000	2,116,250	(a)
Sands China Ltd., Senior Notes	4.600%	8/8/23	1,279,000	1,362,538
Sands China Ltd., Senior Notes	4.600%	8/8/23	800,000	852,252	(c)
Sands China Ltd., Senior Notes	5.125%	8/8/25	1,320,000	1,478,123
Sands China Ltd., Senior Notes	5.400%	8/8/28	210,000	244,060
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	3,050,000	3,189,171	(a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	420,000	433,688	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.750%	4/15/25	1,460,000	1,576,698	(a)
Total Hotels, Restaurants & Leisure				28,874,104
Household Durables — 0.5%
DR Horton Inc., Senior Notes	2.500%	10/15/24	1,910,000	2,003,014
Lennar Corp., Senior Notes	5.000%	6/15/27	280,000	325,734
MDC Holdings Inc., Senior Notes	2.500%	1/15/31	1,290,000	1,258,382
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	410,000	528,890
Newell Brands Inc., Senior Notes	4.350%	4/1/23	1,805,000	1,895,845
Total Household Durables				6,011,865
Internet & Direct Marketing Retail — 1.5%
Alibaba Group Holding Ltd., Senior Notes	2.125%	2/9/31	840,000	826,571
Alibaba Group Holding Ltd., Senior Notes	2.700%	2/9/41	1,050,000	1,004,682
Alibaba Group Holding Ltd., Senior Notes	3.150%	2/9/51	4,110,000	4,052,616
Amazon.com Inc., Senior Notes	1.200%	6/3/27	1,070,000	1,067,385
Amazon.com Inc., Senior Notes	2.100%	5/12/31	2,260,000	2,299,486
Amazon.com Inc., Senior Notes	3.875%	8/22/37	720,000	860,020
Amazon.com Inc., Senior Notes	2.500%	6/3/50	870,000	823,978
Amazon.com Inc., Senior Notes	3.100%	5/12/51	1,910,000	2,008,947
eBay Inc., Senior Notes	2.600%	5/10/31	2,110,000	2,148,781
eBay Inc., Senior Notes	3.650%	5/10/51	140,000	148,751
MercadoLibre Inc., Senior Notes	2.375%	1/14/26	320,000	322,483
MercadoLibre Inc., Senior Notes	3.125%	1/14/31	3,450,000	3,391,350
Total Internet & Direct Marketing Retail				18,955,050

See Notes to Financial Statements.

8	Western Asset Corporate Bond Fund 2021 Semi-Annual Report

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Multiline Retail — 0.3%
Nordstrom Inc., Senior Notes	2.300%	4/8/24	3,300,000	$3,310,863	(a)
Specialty Retail — 0.9%
Bed Bath & Beyond Inc., Senior Notes	3.749%	8/1/24	2,178,000	2,258,434
Home Depot Inc., Senior Notes	2.125%	9/15/26	200,000	210,718
Home Depot Inc., Senior Notes	2.950%	6/15/29	460,000	502,835
Home Depot Inc., Senior Notes	3.300%	4/15/40	360,000	395,138
Home Depot Inc., Senior Notes	3.350%	4/15/50	240,000	265,806
Lithia Motors Inc., Senior Notes	4.625%	12/15/27	890,000	944,112	(a)
Lithia Motors Inc., Senior Notes	3.875%	6/1/29	1,580,000	1,639,724	(a)
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	230,000	272,412
Lowe’s Cos. Inc., Senior Notes	1.700%	10/15/30	820,000	786,770
Lowe’s Cos. Inc., Senior Notes	4.250%	9/15/44	6,000	6,800
Lowe’s Cos. Inc., Senior Notes	3.000%	10/15/50	1,890,000	1,866,808
Target Corp., Senior Notes	3.375%	4/15/29	980,000	1,101,620
TJX Cos. Inc., Senior Notes	2.250%	9/15/26	550,000	578,755
Total Specialty Retail				10,829,932
Total Consumer Discretionary				92,287,445
Consumer Staples — 2.8%
Beverages — 0.7%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	4/15/48	4,030,000	4,929,486
Coca-Cola Co., Senior Notes	1.375%	3/15/31	640,000	612,483
Coca-Cola Co., Senior Notes	4.125%	3/25/40	710,000	851,438
Coca-Cola Co., Senior Notes	2.500%	6/1/40	100,000	99,261
Constellation Brands Inc., Senior Notes	3.700%	12/6/26	160,000	178,075
Constellation Brands Inc., Senior Notes	3.500%	5/9/27	60,000	66,129
Molson Coors Beverage Co., Senior Notes	3.000%	7/15/26	290,000	310,841
Molson Coors Beverage Co., Senior Notes	4.200%	7/15/46	300,000	335,024
PepsiCo Inc., Senior Notes	2.625%	7/29/29	680,000	729,569
Total Beverages				8,112,306
Food & Staples Retailing — 0.2%
Costco Wholesale Corp., Senior Notes	1.600%	4/20/30	450,000	444,526
Costco Wholesale Corp., Senior Notes	1.750%	4/20/32	230,000	226,761
Walmart Inc., Senior Notes	3.700%	6/26/28	580,000	660,664
Walmart Inc., Senior Notes	4.050%	6/29/48	830,000	1,044,153
Total Food & Staples Retailing				2,376,104
Food Products — 0.3%
Hershey Co., Senior Notes	1.700%	6/1/30	1,110,000	1,104,148
Mars Inc., Senior Notes	3.200%	4/1/30	160,000	175,225	(a)

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2021 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Food Products — continued
Mars Inc., Senior Notes	2.375%	7/16/40	2,420,000	$2,335,963	(a)
Mondelez International Inc., Senior Notes	2.625%	9/4/50	350,000	326,608
Total Food Products				3,941,944
Household Products — 0.2%
Clorox Co., Senior Notes	1.800%	5/15/30	1,470,000	1,445,653
Procter & Gamble Co., Senior Notes	3.000%	3/25/30	110,000	121,465
Procter & Gamble Co., Senior Notes	1.200%	10/29/30	1,510,000	1,441,305
Total Household Products				3,008,423
Tobacco — 1.4%
Altria Group Inc., Senior Notes	4.400%	2/14/26	1,007,000	1,139,912
Altria Group Inc., Senior Notes	4.800%	2/14/29	347,000	402,553
Altria Group Inc., Senior Notes	2.450%	2/4/32	3,530,000	3,417,727
Altria Group Inc., Senior Notes	3.400%	2/4/41	2,520,000	2,407,456
Altria Group Inc., Senior Notes	4.250%	8/9/42	60,000	62,904
Altria Group Inc., Senior Notes	3.875%	9/16/46	200,000	199,105
Altria Group Inc., Senior Notes	5.950%	2/14/49	330,000	423,012
BAT Capital Corp., Senior Notes	2.259%	3/25/28	2,520,000	2,503,799
Philip Morris International Inc., Senior Notes	2.875%	5/1/24	1,960,000	2,083,265
Philip Morris International Inc., Senior Notes	1.750%	11/1/30	2,560,000	2,476,159
Reynolds American Inc., Senior Notes	8.125%	5/1/40	760,000	1,110,911
Reynolds American Inc., Senior Notes	5.850%	8/15/45	600,000	735,822
Total Tobacco				16,962,625
Total Consumer Staples				34,401,402
Energy — 14.2%
Energy Equipment & Services — 0.0%††
Halliburton Co., Senior Notes	3.500%	8/1/23	22,000	23,204
Halliburton Co., Senior Notes	2.920%	3/1/30	100,000	104,011
Total Energy Equipment & Services				127,215
Oil, Gas & Consumable Fuels — 14.2%
Apache Corp., Senior Notes	3.250%	4/15/22	3,576,000	3,625,617
Apache Corp., Senior Notes	5.350%	7/1/49	1,690,000	1,781,023
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	3,944,000	4,011,127	(a)
BP Capital Markets America Inc., Senior Notes	3.216%	11/28/23	470,000	497,819
BP Capital Markets America Inc., Senior Notes	3.410%	2/11/26	820,000	897,564
BP Capital Markets America Inc., Senior Notes	3.119%	5/4/26	230,000	249,630

See Notes to Financial Statements.

10	Western Asset Corporate Bond Fund 2021 Semi-Annual Report

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	5,900,000	$5,715,274
Cameron LNG LLC, Senior Secured Notes	3.701%	1/15/39	470,000	524,929	(a)
Chevron USA Inc., Senior Notes	3.850%	1/15/28	410,000	467,604
Chevron USA Inc., Senior Notes	6.000%	3/1/41	70,000	102,563
Chevron USA Inc., Senior Notes	5.250%	11/15/43	190,000	258,642
Chevron USA Inc., Senior Notes	5.050%	11/15/44	540,000	725,630
Chevron USA Inc., Senior Notes	2.343%	8/12/50	1,020,000	922,500
Cimarex Energy Co., Senior Notes	4.375%	6/1/24	1,250,000	1,361,003
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	2,380,000	2,626,214
Cimarex Energy Co., Senior Notes	4.375%	3/15/29	2,380,000	2,708,291
Comstock Resources Inc., Senior Notes	7.500%	5/15/25	1,290,000	1,341,923	(a)
Comstock Resources Inc., Senior Notes	5.875%	1/15/30	2,920,000	2,982,050	(a)
ConocoPhillips, Senior Notes	3.750%	10/1/27	750,000	843,648	(a)
Continental Resources Inc., Senior Notes	4.500%	4/15/23	2,810,000	2,931,968
DCP Midstream LP, Junior Subordinated Notes (7.375% to 12/15/22 then 3 mo. USD LIBOR + 5.148%)	7.375%	12/15/22	410,000	402,825	(b)(d)
DCP Midstream Operating LP, Senior Notes	6.450%	11/3/36	790,000	928,866	(a)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	900,000	1,057,354
Devon Energy Corp., Senior Notes	5.250%	10/15/27	72,000	77,632	(a)
Devon Energy Corp., Senior Notes	5.875%	6/15/28	994,000	1,106,991	(a)
Devon Energy Corp., Senior Notes	4.500%	1/15/30	1,520,000	1,672,457	(a)
Devon Energy Corp., Senior Notes	7.950%	4/15/32	160,000	227,553
Devon Energy Corp., Senior Notes	5.600%	7/15/41	2,600,000	3,220,134
Devon Energy Corp., Senior Notes	4.750%	5/15/42	1,230,000	1,392,641
Devon Energy Corp., Senior Notes	5.000%	6/15/45	1,950,000	2,294,925
Devon OEI Operating LLC, Senior Notes	7.500%	9/15/27	1,400,000	1,738,194
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	2,290,000	2,456,472
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	330,000	353,570
Diamondback Energy Inc., Senior Notes	4.400%	3/24/51	1,750,000	1,975,633
Ecopetrol SA, Senior Notes	5.375%	6/26/26	40,000	44,154
Ecopetrol SA, Senior Notes	5.875%	5/28/45	499,000	535,302
El Paso Natural Gas Co. LLC, Senior Notes	7.500%	11/15/26	815,000	1,044,095
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	2,970,000	3,035,340	(b)(d)
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	890,000	874,425	(b)(d)

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2021 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	1,990,000	$2,010,398	(b)(d)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	4,280,000	4,429,800	(b)(d)
Energy Transfer LP, Senior Notes	4.200%	9/15/23	1,280,000	1,370,122
Energy Transfer LP, Senior Notes	3.900%	7/15/26	630,000	688,479
Energy Transfer LP, Senior Notes	5.500%	6/1/27	1,810,000	2,124,649
Energy Transfer LP, Senior Notes	4.950%	6/15/28	1,020,000	1,180,785
Energy Transfer LP, Senior Notes	5.250%	4/15/29	1,470,000	1,737,710
Energy Transfer LP, Senior Notes	5.800%	6/15/38	120,000	149,620
Energy Transfer LP, Senior Notes	6.125%	12/15/45	1,380,000	1,761,900
EnLink Midstream LLC, Senior Notes	5.625%	1/15/28	2,440,000	2,585,046	(a)
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	890,000	1,024,244
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	2,090,000	2,209,708
Enterprise Products Operating LLC, Senior Notes	6.875%	3/1/33	1,470,000	2,103,690
Enterprise Products Operating LLC, Senior Notes	5.700%	2/15/42	270,000	363,613
Enterprise Products Operating LLC, Senior Notes	4.250%	2/15/48	2,000,000	2,294,479
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	1,140,000	1,273,861
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. USD LIBOR + 2.570%)	5.375%	2/15/78	2,910,000	3,033,100	(b)
EOG Resources Inc., Senior Notes	4.150%	1/15/26	910,000	1,025,227
EOG Resources Inc., Senior Notes	4.375%	4/15/30	1,660,000	1,967,096
EOG Resources Inc., Senior Notes	4.950%	4/15/50	230,000	306,815
EQT Corp., Senior Notes	3.000%	10/1/22	2,980,000	3,047,050
EQT Corp., Senior Notes	3.125%	5/15/26	240,000	246,265	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	1,060,000	1,136,850
EQT Corp., Senior Notes	8.500%	2/1/30	750,000	978,188
EQT Corp., Senior Notes	3.625%	5/15/31	1,340,000	1,400,380	(a)
Exxon Mobil Corp., Senior Notes	3.482%	3/19/30	390,000	438,280
Exxon Mobil Corp., Senior Notes	4.227%	3/19/40	1,600,000	1,912,449
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	560,000	661,723

See Notes to Financial Statements.

12	Western Asset Corporate Bond Fund 2021 Semi-Annual Report

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	960,000	$1,047,019
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	1,000,000	1,038,654	(a)
Kinder Morgan Energy Partners LP, Senior Notes	5.625%	9/1/41	350,000	451,235
Kinder Morgan Inc., Senior Notes	5.300%	12/1/34	270,000	334,080
Kinder Morgan Inc., Senior Notes	5.200%	3/1/48	730,000	921,826
MEG Energy Corp., Secured Notes	6.500%	1/15/25	690,000	714,150	(a)
MEG Energy Corp., Senior Notes	7.125%	2/1/27	1,720,000	1,837,012	(a)
MEG Energy Corp., Senior Notes	5.875%	2/1/29	500,000	521,960	(a)
MPLX LP, Senior Notes	4.800%	2/15/29	240,000	281,850
MPLX LP, Senior Notes	4.500%	4/15/38	2,820,000	3,240,032
Northern Oil and Gas Inc., Senior Notes	8.125%	3/1/28	1,870,000	2,017,393	(a)
Northwest Pipeline LLC, Senior Notes	4.000%	4/1/27	2,010,000	2,251,474
Occidental Petroleum Corp., Senior Notes	2.700%	2/15/23	372,000	381,151
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	730,000	737,574
Occidental Petroleum Corp., Senior Notes	7.125%	10/15/27	550,000	615,857
Occidental Petroleum Corp., Senior Notes	7.950%	6/15/39	690,000	886,133
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	490,000	479,472
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	100,000	93,251
Occidental Petroleum Corp., Senior Notes (3 mo. USD LIBOR + 1.450%)	1.606%	8/15/22	460,000	457,844	(b)
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	5.625%	10/15/27	660,000	715,014	(a)
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	1,170,000	1,233,730	(a)
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	760,000	874,027
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	3,400,000	4,057,900
Petrobras Global Finance BV, Senior Notes	5.500%	6/10/51	850,000	851,360
Petroleos del Peru SA, Senior Notes	5.625%	6/19/47	800,000	853,800	(a)
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	2,100,000	2,060,710
Plains All American Pipeline LP, Junior Subordinated Notes (6.125% to 11/15/22 then 3 mo. USD LIBOR + 4.110%)	6.125%	11/15/22	2,732,000	2,419,732	(b)(d)
Plains All American Pipeline LP/PAA Finance Corp., Senior Notes	6.700%	5/15/36	150,000	184,277
Qatar Petroleum, Senior Notes	1.375%	9/12/26	940,000	939,107	(a)(e)
Qatar Petroleum, Senior Notes	2.250%	7/12/31	4,180,000	4,135,567	(a)(e)
Range Resources Corp., Senior Notes	5.000%	8/15/22	450,000	460,008
Range Resources Corp., Senior Notes	5.000%	3/15/23	225,000	233,457

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2021 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Range Resources Corp., Senior Notes	4.875%	5/15/25	700,000	$725,375
Range Resources Corp., Senior Notes	9.250%	2/1/26	1,820,000	2,009,735
Range Resources Corp., Senior Notes	8.250%	1/15/29	1,360,000	1,535,120	(a)
Shell International Finance BV, Senior Notes	2.875%	5/10/26	210,000	227,012
Shell International Finance BV, Senior Notes	3.875%	11/13/28	10,000	11,486
Shell International Finance BV, Senior Notes	4.375%	5/11/45	1,530,000	1,879,153
Shell International Finance BV, Senior Notes	3.250%	4/6/50	1,940,000	2,067,059
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.000%	1/15/32	1,640,000	1,689,200	(a)
Tennessee Gas Pipeline Co. LLC, Senior Notes	7.000%	3/15/27	1,250,000	1,587,311
Tennessee Gas Pipeline Co. LLC, Senior Notes	7.000%	10/15/28	3,000,000	3,891,872
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	2,420,000	2,512,964	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	855,000	1,086,900
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.250%	12/1/26	2,070,000	2,656,698
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.250%	5/15/30	1,470,000	1,592,941
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	4.450%	8/1/42	1,670,000	2,007,639
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.950%	5/15/50	130,000	145,938
Western Midstream Operating LP, Senior Notes	4.000%	7/1/22	1,560,000	1,587,362
Western Midstream Operating LP, Senior Notes	3.950%	6/1/25	150,000	156,045
Western Midstream Operating LP, Senior Notes	4.650%	7/1/26	2,260,000	2,419,251
Western Midstream Operating LP, Senior Notes	4.750%	8/15/28	170,000	184,203
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	980,000	1,060,679
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	1,820,000	1,945,789
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	300,000	327,786

See Notes to Financial Statements.

14	Western Asset Corporate Bond Fund 2021 Semi-Annual Report

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Western Midstream Operating LP, Senior Notes	6.500%	2/1/50	630,000	$731,194
Western Midstream Operating LP, Senior Notes (3 mo. USD LIBOR + 2.100%)	2.288%	1/13/23	1,240,000	1,234,089	(b)
Total Oil, Gas & Consumable Fuels				175,074,566
Total Energy				175,201,781
Financials — 22.9%
Banks — 14.6%
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.625% to 1/10/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	330,000	375,128	(a)(b)(d)
Banco Mercantil del Norte SA, Junior Subordinated Notes (8.375% to 10/14/30 then 10 year Treasury Constant Maturity Rate + 7.760%)	8.375%	10/14/30	1,300,000	1,575,210	(a)(b)(d)
Bank of America Corp., Senior Notes	5.000%	1/21/44	150,000	200,013
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	340,000	340,887	(b)
Bank of America Corp., Senior Notes (1.898% to 7/23/30 then SOFR + 1.530%)	1.898%	7/23/31	750,000	729,810	(b)
Bank of America Corp., Senior Notes (1.922% to 10/24/30 then SOFR + 1.370%)	1.922%	10/24/31	3,820,000	3,726,632	(b)
Bank of America Corp., Senior Notes (2.496% to 2/13/30 then 3 mo. USD LIBOR + 0.990%)	2.496%	2/13/31	1,500,000	1,533,119	(b)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	800,000	825,328	(b)
Bank of America Corp., Senior Notes (2.676% to 6/19/40 then SOFR + 1.930%)	2.676%	6/19/41	420,000	408,234	(b)
Bank of America Corp., Senior Notes (2.687% to 4/22/31 then SOFR + 1.320%)	2.687%	4/22/32	5,260,000	5,414,999	(b)
Bank of America Corp., Senior Notes (2.831% to 10/24/50 then SOFR + 1.880%)	2.831%	10/24/51	2,540,000	2,482,562	(b)
Bank of America Corp., Senior Notes (2.884% to 10/22/29 then 3 mo. USD LIBOR + 1.190%)	2.884%	10/22/30	3,750,000	3,953,341	(b)
Bank of America Corp., Senior Notes (3.311% to 4/22/41 then SOFR + 1.580%)	3.311%	4/22/42	1,900,000	2,012,481	(b)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. USD LIBOR + 1.210%)	3.974%	2/7/30	300,000	340,602	(b)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. USD LIBOR + 3.150%)	4.083%	3/20/51	930,000	1,113,537	(b)

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2021 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Bank of America Corp., Senior Notes (4.271% to 7/23/28 then 3 mo. USD LIBOR + 1.310%)	4.271%	7/23/29	1,620,000	$1,862,517	(b)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. USD LIBOR + 1.520%)	4.330%	3/15/50	1,140,000	1,405,929	(b)
Bank of America Corp., Senior Notes (4.443% to 1/20/47 then 3 mo. USD LIBOR + 1.990%)	4.443%	1/20/48	90,000	111,811	(b)
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	510,000	559,284
Barclays PLC, Junior Subordinated Notes (6.125% to 6/15/26 then 5 year Treasury Constant Maturity Rate + 5.867%)	6.125%	12/15/25	4,980,000	5,524,663	(b)(d)
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	1,190,000	1,354,369	(b)(d)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	2,120,000	2,474,282	(b)
BNP Paribas SA, Senior Notes (1.675% to 6/30/26 then SOFR + 0.912%)	1.675%	6/30/27	1,720,000	1,720,458	(a)(b)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	3,670,000	3,784,921	(a)(b)
BNP Paribas SA, Senior Notes (2.819% to 11/19/24 then 3 mo. USD LIBOR + 1.111%)	2.819%	11/19/25	3,870,000	4,073,170	(a)(b)
BNP Paribas SA, Senior Notes (2.871% to 4/19/31 then SOFR + 1.387%)	2.871%	4/19/32	1,180,000	1,212,662	(a)(b)
BNP Paribas SA, Subordinated Notes	2.824%	1/26/41	1,780,000	1,686,055	(a)
Citigroup Inc., Senior Notes	7.875%	5/15/25	260,000	323,198
Citigroup Inc., Senior Notes	8.125%	7/15/39	1,897,000	3,285,223
Citigroup Inc., Senior Notes	4.650%	7/23/48	450,000	590,491
Citigroup Inc., Senior Notes (2.561% to 5/1/31 then SOFR + 1.167%)	2.561%	5/1/32	10,510,000	10,706,091	(b)
Citigroup Inc., Senior Notes (2.666% to 1/29/30 then SOFR + 1.146%)	2.666%	1/29/31	1,500,000	1,549,831	(b)
Citigroup Inc., Senior Notes (2.976% to 11/5/29 then SOFR + 1.422%)	2.976%	11/5/30	2,050,000	2,174,289	(b)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. USD LIBOR + 1.338%)	3.980%	3/20/30	740,000	839,171	(b)
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	60,000	81,887
Commonwealth Bank of Australia, Subordinated Notes	2.688%	3/11/31	1,020,000	1,020,765	(a)
Commonwealth Bank of Australia, Subordinated Notes	3.743%	9/12/39	1,040,000	1,148,671	(a)

See Notes to Financial Statements.

16	Western Asset Corporate Bond Fund 2021 Semi-Annual Report

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Commonwealth Bank of Australia, Subordinated Notes	3.305%	3/11/41	1,750,000	$1,784,506	(a)
Cooperatieve Rabobank UA, Senior Notes	4.625%	12/1/23	4,777,000	5,224,980
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	400,000	487,344	(a)(b)(d)
Danske Bank A/S, Senior Notes	5.000%	1/12/22	4,180,000	4,277,325	(a)
Danske Bank A/S, Senior Notes	3.875%	9/12/23	340,000	362,060	(a)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	2,200,000	2,440,703	(a)
HSBC Holdings PLC, Senior Notes	4.950%	3/31/30	290,000	350,332
HSBC Holdings PLC, Senior Notes (2.099% to 6/4/25 then SOFR + 1.929%)	2.099%	6/4/26	630,000	647,889	(b)
HSBC Holdings PLC, Senior Notes (2.357% to 8/18/30 then SOFR + 1.947%)	2.357%	8/18/31	560,000	560,895	(b)
HSBC Holdings PLC, Senior Notes (2.633% to 11/7/24 then SOFR + 1.402%)	2.633%	11/7/25	920,000	966,078	(b)
HSBC Holdings PLC, Senior Notes (2.804% to 5/24/31 then SOFR + 1.187%)	2.804%	5/24/32	6,800,000	6,983,627	(b)
HSBC Holdings PLC, Senior Notes (2.848% to 6/4/30 then SOFR + 2.387%)	2.848%	6/4/31	800,000	831,133	(b)
HSBC Holdings PLC, Subordinated Notes	7.625%	5/17/32	410,000	575,656
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	5,340,000	5,480,083	(a)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	1,130,000	1,176,959	(a)
Intesa Sanpaolo SpA, Senior Notes	4.700%	9/23/49	410,000	479,624	(a)
Intesa Sanpaolo SpA, Subordinated Notes	4.198%	6/1/32	720,000	739,319	(a)
Intesa Sanpaolo SpA, Subordinated Notes	4.950%	6/1/42	2,720,000	2,825,602	(a)
JPMorgan Chase & Co., Junior Subordinated Notes (3.650% to 6/1/26 then 5 year Treasury Constant Maturity Rate + 2.850%)	3.650%	6/1/26	1,540,000	1,544,081	(b)(d)
JPMorgan Chase & Co., Senior Notes (1.953% to 2/4/31 then SOFR + 1.065%)	1.953%	2/4/32	4,120,000	4,004,482	(b)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	1,220,000	1,256,451	(b)
JPMorgan Chase & Co., Senior Notes (2.580% to 4/22/31 then SOFR + 1.250%)	2.580%	4/22/32	5,140,000	5,278,899	(b)
JPMorgan Chase & Co., Senior Notes (2.739% to 10/15/29 then SOFR + 1.510%)	2.739%	10/15/30	3,650,000	3,823,258	(b)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	370,000	382,436	(b)
JPMorgan Chase & Co., Senior Notes (3.328% to 4/22/51 then SOFR + 1.580%)	3.328%	4/22/52	3,900,000	4,170,277	(b)

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2021 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
JPMorgan Chase & Co., Senior Notes (3.897% to 1/23/48 then 3 mo. USD LIBOR + 1.220%)	3.897%	1/23/49	100,000	$116,587	(b)
JPMorgan Chase & Co., Senior Notes (3.964% to 11/15/47 then 3 mo. USD LIBOR + 1.380%)	3.964%	11/15/48	390,000	458,551	(b)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. USD LIBOR + 1.260%)	4.203%	7/23/29	330,000	379,528	(b)
JPMorgan Chase & Co., Senior Notes (4.260% to 2/22/47 then 3 mo. USD LIBOR + 1.580%)	4.260%	2/22/48	1,010,000	1,228,216	(b)
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	750,000	995,700
JPMorgan Chase & Co., Subordinated Notes (2.956% to 5/13/30 then SOFR + 2.515%)	2.956%	5/13/31	1,640,000	1,724,613	(b)
Lloyds Banking Group PLC, Junior Subordinated Notes (6.750% to 6/27/26 then 5 year Treasury Constant Maturity Rate + 4.815%)	6.750%	6/27/26	450,000	517,876	(b)(d)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 6/27/24 then USD 5 year ICE Swap Rate + 4.760%)	7.500%	6/27/24	410,000	467,482	(b)(d)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 9/27/25 then USD 5 year ICE Swap Rate + 4.496%)	7.500%	9/27/25	1,120,000	1,313,200	(b)(d)
Natwest Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year ICE Swap Rate + 7.598%)	8.625%	8/15/21	8,470,000	8,550,846	(b)(d)
Natwest Group PLC, Senior Notes (2.359% to 5/22/23 then 1 year Treasury Constant Maturity Rate + 2.150%)	2.359%	5/22/24	400,000	412,328	(b)
Natwest Group PLC, Subordinated Notes (3.754% to 11/1/24 then 5 year Treasury Constant Maturity Rate + 2.100%)	3.754%	11/1/29	1,360,000	1,446,700	(b)
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	3,645,000	4,087,403
NBK SPC Ltd., Senior Notes	2.750%	5/30/22	2,130,000	2,172,074	(a)
Standard Chartered PLC, Senior Notes (1.214% to 3/23/24 then 1 year Treasury Constant Maturity Rate + 0.880%)	1.214%	3/23/25	660,000	663,292	(a)(b)

See Notes to Financial Statements.

18	Western Asset Corporate Bond Fund 2021 Semi-Annual Report

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
SVB Financial Group, Junior Subordinated Notes (4.000% to 5/15/26 then 5 year Treasury Constant Maturity Rate + 3.202%)	4.000%	5/15/26	490,000	$499,947	(b)(d)
UniCredit SpA, Senior Notes	6.572%	1/14/22	8,090,000	8,340,651	(a)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	1,840,000	2,214,569	(a)(b)
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	80,000	86,353
Wells Fargo & Co., Senior Notes (0.805% to 5/19/24 then SOFR + 0.510%)	0.805%	5/19/25	1,730,000	1,726,988	(b)
Wells Fargo & Co., Senior Notes (2.406% to 10/30/24 then SOFR + 1.087%)	2.406%	10/30/25	720,000	753,657	(b)
Wells Fargo & Co., Senior Notes (3.068% to 4/30/40 then SOFR + 2.530%)	3.068%	4/30/41	1,170,000	1,202,343	(b)
Wells Fargo & Co., Senior Notes (3.196% to 6/17/26 then 3 mo. USD LIBOR + 1.170%)	3.196%	6/17/27	1,510,000	1,630,617	(b)
Wells Fargo & Co., Senior Notes (3.584% to 5/22/27 then 3 mo. USD LIBOR + 1.310%)	3.584%	5/22/28	640,000	705,528	(b)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then SOFR + 4.032%)	4.478%	4/4/31	1,560,000	1,845,787	(b)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then SOFR + 4.502%)	5.013%	4/4/51	3,320,000	4,557,164	(b)
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	880,000	1,175,543
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	800,000	1,014,444
Westpac Banking Corp., Subordinated Notes (2.668% to 11/15/30 then 5 year Treasury Constant Maturity Rate + 1.750%)	2.668%	11/15/35	950,000	935,626	(b)
Total Banks				180,399,233
Capital Markets — 4.6%
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	2,180,000	2,232,865	(b)(d)
Charles Schwab Corp., Senior Notes	2.000%	3/20/28	960,000	985,602
CI Financial Corp., Senior Notes	3.200%	12/17/30	5,480,000	5,629,972
CI Financial Corp., Senior Notes	4.100%	6/15/51	1,150,000	1,204,168
Credit Suisse Group AG, Junior Subordinated Notes (5.250% to 8/11/27 then 5 year Treasury Constant Maturity Rate + 4.889%)	5.250%	2/11/27	5,640,000	5,978,400	(a)(b)(d)
Credit Suisse Group AG, Junior Subordinated Notes (6.250% to 12/18/24 then USD 5 year ICE Swap Rate + 3.455%)	6.250%	12/18/24	790,000	866,937	(a)(b)(d)

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2021 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Capital Markets — continued
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year ICE Swap Rate + 4.600%)	7.500%	7/17/23	560,000	$610,400	(a)(b)(d)
Credit Suisse Group AG, Senior Notes (3.091% to 5/14/31 then SOFR + 1.730%)	3.091%	5/14/32	4,210,000	4,346,573	(a)(b)
Credit Suisse USA Inc., Senior Notes	7.125%	7/15/32	260,000	376,512
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	850,000	925,036
Goldman Sachs Group Inc., Senior Notes	2.600%	2/7/30	1,750,000	1,817,113
Goldman Sachs Group Inc., Senior Notes	3.800%	3/15/30	1,180,000	1,327,747
Goldman Sachs Group Inc., Senior Notes (2.615% to 4/22/31 then SOFR + 1.281%)	2.615%	4/22/32	5,220,000	5,336,285	(b)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. USD LIBOR + 1.158%)	3.814%	4/23/29	1,760,000	1,970,479	(b)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	1,130,000	1,264,090
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	290,000	388,811
KKR Group Finance Co. III LLC, Senior Notes	5.125%	6/1/44	1,150,000	1,501,938	(a)
KKR Group Finance Co. VII LLC, Senior Notes	3.625%	2/25/50	310,000	333,215	(a)
LPL Holdings Inc., Senior Notes	4.375%	5/15/31	530,000	537,346	(a)
Morgan Stanley, Senior Notes (1.593% to 5/4/26 then SOFR + 0.879%)	1.593%	5/4/27	1,570,000	1,581,795	(b)
Morgan Stanley, Senior Notes (1.794% to 2/13/31 then SOFR + 1.034%)	1.794%	2/13/32	1,150,000	1,105,979	(b)
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	1,550,000	1,610,097	(b)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	720,000	754,277	(b)
Morgan Stanley, Senior Notes (2.802% to 1/25/51 then SOFR + 1.430%)	2.802%	1/25/52	1,160,000	1,139,721	(b)
Morgan Stanley, Senior Notes (3.217% to 4/22/41 then SOFR + 1.485%)	3.217%	4/22/42	3,430,000	3,639,927	(b)
Morgan Stanley, Senior Notes (5.597% to 3/24/50 then SOFR + 4.840%)	5.597%	3/24/51	810,000	1,208,498	(b)
Nasdaq Inc., Senior Notes	2.500%	12/21/40	890,000	829,086
Raymond James Financial Inc., Senior Notes	4.950%	7/15/46	230,000	298,188
Raymond James Financial Inc., Senior Notes	3.750%	4/1/51	640,000	703,687
UBS AG, Senior Notes	4.500%	6/26/48	530,000	693,769	(a)

See Notes to Financial Statements.

20	Western Asset Corporate Bond Fund 2021 Semi-Annual Report

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Capital Markets — continued
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	2,430,000	$2,677,726	(a)(b)(d)
UBS Group AG, Senior Notes (1.364% to 1/30/26 then 1 year Treasury Constant Maturity Rate + 1.080%)	1.364%	1/30/27	2,280,000	2,265,746	(a)(b)
Total Capital Markets				56,141,985
Consumer Finance — 0.4%
Air Lease Corp., Senior Notes	0.700%	2/15/24	2,150,000	2,143,209
Air Lease Corp., Senior Notes	1.875%	8/15/26	2,370,000	2,373,683
American Express Co., Senior Notes	2.500%	7/30/24	700,000	737,838
Total Consumer Finance				5,254,730
Diversified Financial Services — 1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.500%	9/15/23	2,090,000	2,241,855
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.150%	2/15/24	1,410,000	1,480,846
Carlyle Holdings II Finance LLC, Senior Notes	5.625%	3/30/43	280,000	374,162	(a)
DAE Funding LLC, Senior Notes	1.550%	8/1/24	1,850,000	1,849,759	(a)
Element Fleet Management Corp., Senior Notes	1.600%	4/6/24	800,000	813,406	(a)
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	1,067,383	1,074,081	(a)(f)
ILFC E-Capital Trust I Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 1.550%)	3.660%	12/21/65	5,800,000	4,815,334	(a)(b)
Vanguard Group Inc.	3.250%	8/22/60	5,000,000	4,454,000	(g)(h)
Total Diversified Financial Services				17,103,443
Insurance — 1.9%
American International Group Inc., Senior Notes	4.750%	4/1/48	520,000	662,413
Americo Life Inc., Senior Notes	3.450%	4/15/31	490,000	499,376	(a)
AmFam Holdings Inc., Senior Notes	2.805%	3/11/31	1,830,000	1,877,454	(a)
AmFam Holdings Inc., Senior Notes	3.833%	3/11/51	620,000	668,425	(a)
Arthur J Gallagher & Co., Senior Notes	2.500%	5/20/31	2,870,000	2,901,314
Fidelity & Guaranty Life Holdings Inc., Senior Notes	5.500%	5/1/25	810,000	933,586	(a)

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2021 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Insurance — continued
Highlands Holdings Bond Issuer Ltd./ Highlands Holdings Bond Co-Issuer Inc., Senior Secured Notes (7.625% Cash or 8.375% PIK)	7.625%	10/15/25	2,010,000	$2,132,198	(a)(f)
Massachusetts Mutual Life Insurance Co., Subordinated Notes	3.375%	4/15/50	480,000	503,765	(a)
Massachusetts Mutual Life Insurance Co., Subordinated Notes	4.900%	4/1/77	830,000	1,080,819	(a)
MetLife Inc., Senior Notes	4.721%	12/15/44	110,000	142,902
New York Life Insurance Co., Subordinated Notes	3.750%	5/15/50	1,280,000	1,435,762	(a)
New York Life Insurance Co., Subordinated Notes	4.450%	5/15/69	350,000	440,453	(a)
Nippon Life Insurance Co., Subordinated Notes (2.750% to 1/21/31 then 5 year Treasury Constant Maturity Rate + 2.653%)	2.750%	1/21/51	2,000,000	1,962,500	(a)(b)
Nippon Life Insurance Co., Subordinated Notes (3.400% to 1/23/30 then 5 year Treasury Constant Maturity Rate + 2.612%)	3.400%	1/23/50	320,000	332,400	(a)(b)
Northwestern Mutual Life Insurance Co., Subordinated Notes	3.850%	9/30/47	1,860,000	2,138,141	(a)
Northwestern Mutual Life Insurance Co., Subordinated Notes	3.450%	3/30/51	1,310,000	1,407,427	(a)
Northwestern Mutual Life Insurance Co., Subordinated Notes	3.625%	9/30/59	540,000	595,444	(a)
Nuveen LLC, Senior Notes	4.000%	11/1/28	710,000	819,723	(a)
Reliance Standard Life Global Funding II, Secured Notes	2.500%	10/30/24	1,400,000	1,461,026	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	460,000	599,409	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.270%	5/15/47	800,000	959,266	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	3.300%	5/15/50	230,000	237,809	(a)
Total Insurance				23,791,612
Mortgage Real Estate Investment Trusts (REITs) — 0.0%††
Blackstone Mortgage Trust Inc., Senior Notes	4.750%	3/15/23	190,000	195,472
Total Financials				282,886,475
Health Care — 8.7%
Biotechnology — 2.2%
AbbVie Inc., Senior Notes	2.600%	11/21/24	6,460,000	6,814,389

See Notes to Financial Statements.

22	Western Asset Corporate Bond Fund 2021 Semi-Annual Report

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Biotechnology — continued
AbbVie Inc., Senior Notes	3.800%	3/15/25	320,000	$350,208
AbbVie Inc., Senior Notes	2.950%	11/21/26	5,580,000	6,002,148
AbbVie Inc., Senior Notes	3.200%	11/21/29	4,350,000	4,727,933
AbbVie Inc., Senior Notes	4.550%	3/15/35	120,000	145,877
AbbVie Inc., Senior Notes	4.050%	11/21/39	5,010,000	5,826,879
AbbVie Inc., Senior Notes	4.250%	11/21/49	1,430,000	1,716,615
Amgen Inc., Senior Notes	4.400%	5/1/45	350,000	425,706
Amgen Inc., Senior Notes	4.663%	6/15/51	339,000	438,077
Gilead Sciences Inc., Senior Notes	4.000%	9/1/36	300,000	348,071
Gilead Sciences Inc., Senior Notes	5.650%	12/1/41	170,000	234,019
Gilead Sciences Inc., Senior Notes	4.500%	2/1/45	90,000	110,299
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	250,000	317,602
Total Biotechnology				27,457,823
Health Care Equipment & Supplies — 0.2%
Abbott Laboratories, Senior Notes	4.750%	11/30/36	710,000	915,577
Abbott Laboratories, Senior Notes	4.900%	11/30/46	600,000	822,777
Becton Dickinson and Co., Senior Notes	4.875%	5/15/44	91,000	108,102
STERIS Irish FinCo UnLtd Co., Senior Notes	3.750%	3/15/51	490,000	521,308
Total Health Care Equipment & Supplies				2,367,764
Health Care Providers & Services — 3.7%
Aetna Inc., Senior Notes	2.750%	11/15/22	750,000	770,450
Anthem Inc., Senior Notes	4.101%	3/1/28	600,000	686,230
Anthem Inc., Senior Notes	4.375%	12/1/47	160,000	195,809
Bon Secours Mercy Health Inc., Secured Notes	3.464%	6/1/30	580,000	637,870
Centene Corp., Senior Notes	4.250%	12/15/27	530,000	559,150
Centene Corp., Senior Notes	4.625%	12/15/29	1,890,000	2,080,928
Centene Corp., Senior Notes	3.375%	2/15/30	2,780,000	2,909,757
Centene Corp., Senior Notes	3.000%	10/15/30	890,000	915,392
CHS/Community Health Systems Inc., Secured Notes	6.875%	4/15/29	980,000	1,028,397	(a)
Cigna Corp., Senior Notes	4.375%	10/15/28	2,050,000	2,386,021
Cigna Corp., Senior Notes	2.400%	3/15/30	3,530,000	3,604,535
Cigna Corp., Senior Notes	4.800%	8/15/38	1,510,000	1,882,762
Cigna Corp., Senior Notes	3.200%	3/15/40	3,020,000	3,139,549
CommonSpirit Health, Secured Notes	4.350%	11/1/42	100,000	117,420
CommonSpirit Health, Senior Secured Notes	2.782%	10/1/30	620,000	644,557
CommonSpirit Health, Senior Secured Notes	3.910%	10/1/50	620,000	683,850
CVS Health Corp., Senior Notes	2.625%	8/15/24	530,000	559,623

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2021 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Health Care Providers & Services — continued
CVS Health Corp., Senior Notes	3.000%	8/15/26	220,000	$237,483
CVS Health Corp., Senior Notes	4.300%	3/25/28	2,613,000	3,004,245
CVS Health Corp., Senior Notes	4.780%	3/25/38	1,830,000	2,254,708
CVS Health Corp., Senior Notes	2.700%	8/21/40	5,440,000	5,282,991
CVS Health Corp., Senior Notes	5.125%	7/20/45	680,000	885,897
CVS Health Corp., Senior Notes	5.050%	3/25/48	950,000	1,236,225
DH Europe Finance II Sarl, Senior Notes	3.400%	11/15/49	30,000	33,101
HCA Inc., Senior Secured Notes	5.125%	6/15/39	500,000	626,251
Humana Inc., Senior Notes	3.850%	10/1/24	470,000	510,287
Humana Inc., Senior Notes	3.950%	3/15/27	430,000	482,991
Humana Inc., Senior Notes	4.950%	10/1/44	750,000	972,145
Kaiser Foundation Hospitals, Senior Notes	2.810%	6/1/41	660,000	674,673
Kaiser Foundation Hospitals, Senior Notes	4.150%	5/1/47	250,000	311,839
Kaiser Foundation Hospitals, Senior Notes	3.266%	11/1/49	180,000	197,317
Kaiser Foundation Hospitals, Senior Notes	3.002%	6/1/51	630,000	652,115
UnitedHealth Group Inc., Senior Notes	3.850%	6/15/28	1,160,000	1,334,370
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	800,000	807,152
UnitedHealth Group Inc., Senior Notes	3.500%	8/15/39	640,000	716,265
UnitedHealth Group Inc., Senior Notes	2.750%	5/15/40	2,590,000	2,627,324
Total Health Care Providers & Services				45,649,679
Life Sciences Tools & Services — 0.3%
Agilent Technologies Inc., Senior Notes	2.300%	3/12/31	3,000,000	3,002,653
Pharmaceuticals — 2.3%
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	3,060,000	3,432,814
Bristol-Myers Squibb Co., Senior Notes	2.350%	11/13/40	1,000,000	964,619
Bristol-Myers Squibb Co., Senior Notes	2.550%	11/13/50	70,000	67,105
Elanco Animal Health Inc., Senior Notes	4.912%	8/27/21	950,000	956,802
Endo Luxembourg Finance Co. I Sarl/Endo US Inc., Senior Secured Notes	6.125%	4/1/29	750,000	735,937	(a)
Johnson & Johnson, Senior Notes	2.100%	9/1/40	1,470,000	1,398,337
Johnson & Johnson, Senior Notes	2.450%	9/1/60	1,030,000	974,468
Merck & Co. Inc., Senior Notes	1.450%	6/24/30	330,000	321,606
Merck & Co. Inc., Senior Notes	2.350%	6/24/40	810,000	783,885
Merck & Co. Inc., Senior Notes	2.450%	6/24/50	540,000	510,411
Novartis Capital Corp., Senior Notes	2.000%	2/14/27	360,000	374,509
Pfizer Inc., Senior Notes	2.550%	5/28/40	400,000	402,940
Pfizer Inc., Senior Notes	4.400%	5/15/44	210,000	271,615
Pfizer Inc., Senior Notes	2.700%	5/28/50	400,000	398,933

See Notes to Financial Statements.

24	Western Asset Corporate Bond Fund 2021 Semi-Annual Report

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Pharmaceuticals — continued
Teva Pharmaceutical Finance Co. BV, Senior Notes	3.650%	11/10/21	470,000	$471,788
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	613,000	617,935
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	1,200,000	1,210,596
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	10,035,000	10,033,495
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	2,530,000	2,524,282
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	4/15/24	1,000,000	1,062,930
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	1,280,000	1,412,896
Total Pharmaceuticals				28,927,903
Total Health Care				107,405,822
Industrials — 7.3%
Aerospace & Defense — 3.6%
Avolon Holdings Funding Ltd., Senior Notes	3.625%	5/1/22	411,000	420,554	(a)
Avolon Holdings Funding Ltd., Senior Notes	5.125%	10/1/23	1,015,000	1,097,715	(a)
Avolon Holdings Funding Ltd., Senior Notes	3.950%	7/1/24	810,000	864,310	(a)
Avolon Holdings Funding Ltd., Senior Notes	2.875%	2/15/25	100,000	103,027	(a)
Avolon Holdings Funding Ltd., Senior Notes	4.250%	4/15/26	1,740,000	1,887,074	(a)
Boeing Co., Senior Notes	2.196%	2/4/26	7,690,000	7,764,725
Boeing Co., Senior Notes	3.100%	5/1/26	5,590,000	5,914,865
Boeing Co., Senior Notes	3.250%	2/1/28	2,320,000	2,462,126
Boeing Co., Senior Notes	5.150%	5/1/30	1,930,000	2,287,252
Boeing Co., Senior Notes	3.300%	3/1/35	680,000	690,967
Boeing Co., Senior Notes	3.750%	2/1/50	1,770,000	1,828,970
Boeing Co., Senior Notes	3.950%	8/1/59	2,740,000	2,874,602
General Dynamics Corp., Senior Notes	3.500%	4/1/27	350,000	388,701
General Dynamics Corp., Senior Notes	3.625%	4/1/30	700,000	791,930
General Dynamics Corp., Senior Notes	4.250%	4/1/40	2,020,000	2,476,098
L3Harris Technologies Inc., Senior Notes	7.000%	1/15/26	990,000	1,215,092
L3Harris Technologies Inc., Senior Notes	4.400%	6/15/28	540,000	627,716
L3Harris Technologies Inc., Senior Notes	2.900%	12/15/29	3,026,000	3,211,768
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	500,000	627,214
Lockheed Martin Corp., Senior Notes	1.850%	6/15/30	1,000,000	1,005,081
Northrop Grumman Corp., Senior Notes	5.150%	5/1/40	1,090,000	1,433,256
Northrop Grumman Corp., Senior Notes	4.030%	10/15/47	1,610,000	1,924,374

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2021 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Aerospace & Defense — continued
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	1,610,000	$2,265,018
United Technologies Corp., Senior Notes	4.050%	5/4/47	20,000	23,555
United Technologies Corp., Senior Notes	4.625%	11/16/48	400,000	515,639
Total Aerospace & Defense				44,701,629
Airlines — 1.7%
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	1,090,000	1,155,400	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	960,000	1,039,200	(a)
Continental Airlines Pass-Through Trust	5.983%	4/19/22	448,606	458,871
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	540,000	634,028
Delta Air Lines Inc., Senior Notes	3.750%	10/28/29	730,000	729,679
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	2,280,000	2,662,295	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	1,790,000	1,924,416	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	1,410,000	1,568,718	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	1,820,000	2,006,095	(a)
Southwest Airlines Co., Senior Notes	4.750%	5/4/23	3,030,000	3,251,439
Southwest Airlines Co., Senior Notes	5.250%	5/4/25	1,540,000	1,758,027
United Airlines Holdings Inc., Senior Notes	4.250%	10/1/22	2,080,000	2,132,000
United Airlines Pass-Through Trust	5.375%	8/15/21	297,874	299,391
United Airlines Pass-Through Trust	4.625%	9/3/22	254,744	260,626
United Airlines Pass-Through Trust	4.875%	1/15/26	1,446,045	1,535,733
Total Airlines				21,415,918
Building Products — 0.1%
Carrier Global Corp., Senior Notes	3.577%	4/5/50	210,000	223,203
Lennox International Inc., Senior Notes	1.700%	8/1/27	770,000	770,562
Total Building Products				993,765
Commercial Services & Supplies — 0.5%
California Institute of Technology, Senior Notes	3.650%	9/1/2119	590,000	663,284
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	240,000	269,199
Republic Services Inc., Senior Notes	2.500%	8/15/24	190,000	199,529
Republic Services Inc., Senior Notes	3.375%	11/15/27	3,020,000	3,322,581
Waste Management Inc., Senior Notes	3.150%	11/15/27	1,380,000	1,510,818
Total Commercial Services & Supplies				5,965,411

See Notes to Financial Statements.

26	Western Asset Corporate Bond Fund 2021 Semi-Annual Report

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Electrical Equipment — 0.2%
Eaton Corp., Senior Notes	7.650%	11/15/29	1,500,000	$2,108,806
Industrial Conglomerates — 0.2%
General Electric Co., Senior Notes	6.750%	3/15/32	65,000	90,167
General Electric Co., Senior Notes	6.875%	1/10/39	1,386,000	2,078,589
Total Industrial Conglomerates				2,168,756
Machinery — 0.0%††
Otis Worldwide Corp., Senior Notes	2.565%	2/15/30	420,000	435,322
Road & Rail — 0.3%
Burlington Northern Santa Fe LLC, Senior Notes	4.400%	3/15/42	650,000	805,828
Norfolk Southern Railway Co., Senior Notes	7.875%	5/15/43	348,000	560,121
Union Pacific Corp., Senior Notes	2.973%	9/16/62	1,330,000	1,282,847
Union Pacific Corp., Senior Notes	3.750%	2/5/70	500,000	552,559
Union Pacific Corp., Senior Notes	3.799%	4/6/71	250,000	278,356	(a)
Total Road & Rail				3,479,711
Trading Companies & Distributors — 0.6%
Air Lease Corp., Senior Notes	3.500%	1/15/22	1,700,000	1,728,288
Air Lease Corp., Senior Notes	3.375%	7/1/25	2,140,000	2,300,462
Aviation Capital Group LLC, Senior Notes	5.500%	12/15/24	1,170,000	1,323,541	(a)
BOC Aviation USA Corp., Senior Notes	1.625%	4/29/24	1,700,000	1,714,522	(a)
Total Trading Companies & Distributors				7,066,813
Transportation Infrastructure — 0.1%
SMBC Aviation Capital Finance DAC, Senior Notes	4.125%	7/15/23	1,290,000	1,372,475	(a)
Total Industrials				89,708,606
Information Technology — 5.5%
Electronic Equipment, Instruments & Components — 0.4%
Vontier Corp., Senior Notes	1.800%	4/1/26	1,210,000	1,204,803	(a)
Vontier Corp., Senior Notes	2.400%	4/1/28	3,170,000	3,152,850	(a)
Total Electronic Equipment, Instruments & Components				4,357,653
IT Services — 0.7%
Mastercard Inc., Senior Notes	3.300%	3/26/27	910,000	1,007,230
Mastercard Inc., Senior Notes	3.350%	3/26/30	610,000	686,879
Mastercard Inc., Senior Notes	1.900%	3/15/31	1,070,000	1,082,473
Mastercard Inc., Senior Notes	3.850%	3/26/50	1,330,000	1,609,547
PayPal Holdings Inc., Senior Notes	2.400%	10/1/24	1,020,000	1,074,961
PayPal Holdings Inc., Senior Notes	2.300%	6/1/30	780,000	807,919
PayPal Holdings Inc., Senior Notes	3.250%	6/1/50	370,000	403,407
S&P Global Inc., Senior Notes	2.500%	12/1/29	100,000	104,974

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2021 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
IT Services — continued
S&P Global Inc., Senior Notes	1.250%	8/15/30	460,000	$436,106
S&P Global Inc., Senior Notes	3.250%	12/1/49	210,000	226,523
S&P Global Inc., Senior Notes	2.300%	8/15/60	410,000	352,562
Visa Inc., Senior Notes	2.050%	4/15/30	350,000	360,090
Visa Inc., Senior Notes	2.700%	4/15/40	500,000	517,661
Total IT Services				8,670,332
Semiconductors & Semiconductor Equipment — 2.2%
Broadcom Inc., Senior Notes	5.000%	4/15/30	4,650,000	5,491,568
Broadcom Inc., Senior Notes	4.150%	11/15/30	2,190,000	2,458,324
Broadcom Inc., Senior Notes	4.300%	11/15/32	2,180,000	2,485,123
Intel Corp., Senior Notes	4.950%	3/25/60	1,490,000	2,108,994
Lam Research corp., Senior Notes	1.900%	6/15/30	970,000	975,445
Lam Research Corp., Senior Notes	2.875%	6/15/50	410,000	413,817
Microchip Technology Inc., Senior Secured Notes	0.972%	2/15/24	3,310,000	3,309,735	(a)
Microchip Technology Inc., Senior Secured Notes	0.983%	9/1/24	1,290,000	1,284,476	(a)
NVIDIA Corp., Senior Notes	3.500%	4/1/40	360,000	409,102
NVIDIA Corp., Senior Notes	3.500%	4/1/50	20,000	22,626
NVIDIA Corp., Senior Notes	3.700%	4/1/60	150,000	177,600
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	3.400%	5/1/30	580,000	633,954	(a)
Skyworks Solutions Inc., Senior Notes	0.900%	6/1/23	1,150,000	1,153,592
Skyworks Solutions Inc., Senior Notes	1.800%	6/1/26	1,240,000	1,256,407
Texas Instruments Inc., Senior Notes	2.900%	11/3/27	870,000	949,034
Texas Instruments Inc., Senior Notes	2.250%	9/4/29	1,920,000	2,002,098
Texas Instruments Inc., Senior Notes	3.875%	3/15/39	2,130,000	2,569,050
Total Semiconductors & Semiconductor Equipment				27,700,945
Software — 1.9%
Adobe Inc., Senior Notes	2.150%	2/1/27	4,750,000	4,975,395
Fortinet Inc., Senior Notes	2.200%	3/15/31	2,040,000	2,037,248
Microsoft Corp., Senior Notes	3.300%	2/6/27	130,000	144,713
Microsoft Corp., Senior Notes	3.450%	8/8/36	867,000	1,005,306
Microsoft Corp., Senior Notes	2.525%	6/1/50	1,042,000	1,026,112
Microsoft Corp., Senior Notes	2.921%	3/17/52	3,531,000	3,753,989
Oracle Corp., Senior Notes	3.950%	3/25/51	1,660,000	1,814,052
Oracle Corp., Senior Notes	4.100%	3/25/61	2,830,000	3,144,564
salesforce.com Inc., Senior Notes	1.500%	7/15/28	490,000	489,370	(e)
salesforce.com Inc., Senior Notes	1.950%	7/15/31	380,000	380,913	(e)

See Notes to Financial Statements.

28	Western Asset Corporate Bond Fund 2021 Semi-Annual Report

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Software — continued
salesforce.com Inc., Senior Notes	2.900%	7/15/51	3,410,000	$3,460,330	(e)
salesforce.com Inc., Senior Notes	3.050%	7/15/61	1,230,000	1,253,452	(e)
Total Software				23,485,444
Technology Hardware, Storage & Peripherals — 0.3%
Apple Inc., Senior Notes	2.650%	5/11/50	2,410,000	2,371,766
Dell International LLC/EMC Corp., Senior Secured Notes	8.100%	7/15/36	710,000	1,083,670
Total Technology Hardware, Storage & Peripherals				3,455,436
Total Information Technology				67,669,810
Materials — 2.6%
Chemicals — 0.1%
OCP SA, Senior Notes	3.750%	6/23/31	1,200,000	1,214,700	(a)
OCP SA, Senior Notes	5.125%	6/23/51	640,000	647,872	(a)
Total Chemicals				1,862,572
Containers & Packaging — 0.1%
Klabin Austria GmbH, Senior Notes	3.200%	1/12/31	1,090,000	1,072,800	(a)
Metals & Mining — 2.2%
Anglo American Capital PLC, Senior Notes	4.500%	3/15/28	2,300,000	2,631,541	(a)
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	380,000	523,170
Barrick PD Australia Finance Pty Ltd., Senior Notes	5.950%	10/15/39	560,000	777,313
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	580,000	591,965	(a)
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	430,000	447,258	(a)
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	4,100,000	4,472,895	(a)
Fresnillo PLC, Senior Notes	4.250%	10/2/50	2,150,000	2,189,592	(a)
Glencore Finance Canada Ltd., Senior Notes	4.950%	11/15/21	2,500,000	2,541,240	(a)
Glencore Finance Canada Ltd., Senior Notes	4.250%	10/25/22	1,600,000	1,673,983	(a)
Glencore Funding LLC, Senior Notes	3.000%	10/27/22	1,100,000	1,131,850	(a)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	440,000	474,623	(a)
Glencore Funding LLC, Senior Notes	4.625%	4/29/24	1,330,000	1,458,708	(a)
Glencore Funding LLC, Senior Notes	1.625%	9/1/25	1,100,000	1,113,414	(a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	1,730,000	1,907,882	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	450,000	577,431
Teck Resources Ltd., Senior Notes	3.900%	7/15/30	1,940,000	2,093,175
Teck Resources Ltd., Senior Notes	6.250%	7/15/41	400,000	523,625
Teck Resources Ltd., Senior Notes	5.400%	2/1/43	60,000	73,202
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	2,300,000	2,537,060
Total Metals & Mining				27,739,927

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2021 Semi-Annual Report	29

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Paper & Forest Products — 0.2%
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	1,800,000		$1,784,916	(e)
Suzano Austria GmbH, Senior Notes	7.000%	3/16/47	310,000		419,620	(a)
Total Paper & Forest Products					2,204,536
Total Materials					32,879,835
Real Estate — 1.4%
Equity Real Estate Investment Trusts (REITs) — 1.3%
Alexandria Real Estate Equities Inc., Senior Notes	2.000%	5/18/32	2,070,000		2,018,842
Alexandria Real Estate Equities Inc., Senior Notes	3.000%	5/18/51	210,000		205,958
Diversified Healthcare Trust, Senior Notes	4.750%	5/1/24	850,000		874,403
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	780,000		827,845
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	3.692%	6/5/28	2,100,000	GBP	3,100,949
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	4.625%	8/1/29	740,000		794,309
Prologis LP, Senior Notes	1.250%	10/15/30	1,540,000		1,451,365
Service Properties Trust, Senior Notes	4.500%	6/15/23	990,000		1,016,769
Service Properties Trust, Senior Notes	4.350%	10/1/24	2,190,000		2,208,199
Service Properties Trust, Senior Notes	4.750%	10/1/26	430,000		425,485
Simon Property Group LP, Senior Notes	3.500%	9/1/25	1,380,000		1,511,057
WEA Finance LLC, Senior Notes	4.125%	9/20/28	110,000		119,107	(a)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	1,220,000		1,320,036	(a)
Total Equity Real Estate Investment Trusts (REITs)					15,874,324
Real Estate Management & Development — 0.1%
Security Capital Group Inc., Senior Notes	7.700%	6/15/28	800,000		1,038,439
Total Real Estate					16,912,763
Utilities — 3.5%
Electric Utilities — 3.3%
Abu Dhabi National Energy Co. PJSC, Senior Notes	4.375%	4/23/25	750,000		842,940	(a)
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.500%	4/1/44	1,240,000		1,601,205
Cleveland Electric Illuminating Co., Senior Notes	3.500%	4/1/28	1,750,000		1,873,693	(a)
Comision Federal de Electricidad, Senior Notes	4.875%	1/15/24	390,000		425,550	(a)

See Notes to Financial Statements.

30	Western Asset Corporate Bond Fund 2021 Semi-Annual Report

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Electric Utilities — continued
Comision Federal de Electricidad, Senior Notes	3.348%	2/9/31	1,280,000	$1,273,350	(a)
Comision Federal de Electricidad, Senior Notes	4.677%	2/9/51	530,000	513,880	(a)
Commonwealth Edison Co., First Mortgage Bonds	6.450%	1/15/38	840,000	1,226,115
Consumers Energy Co.	2.500%	5/1/60	750,000	679,612
Duke Energy Carolinas LLC, Senior Notes	6.100%	6/1/37	1,260,000	1,760,037
Duke Energy Indiana LLC, Senior Notes	3.250%	10/1/49	560,000	594,080
Duke Energy Ohio Inc., First Mortgage	2.125%	6/1/30	1,390,000	1,397,563
Edison International, Junior Subordinated Notes (5.375% to 3/15/26 then 5 year Treasury Constant Maturity Rate + 4.698%)	5.375%	3/15/26	1,820,000	1,837,836	(b)(d)
Edison International, Senior Notes	4.950%	4/15/25	1,120,000	1,241,094
EDP Finance BV, Senior Notes	1.710%	1/24/28	490,000	486,023	(a)
FirstEnergy Corp., Senior Notes	4.400%	7/15/27	1,340,000	1,458,736
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	1,620,000	2,221,198
FirstEnergy Corp., Senior Notes	5.350%	7/15/47	360,000	432,631
Florida Power & Light Co.	3.150%	10/1/49	280,000	304,856
Jersey Central Power & Light Co., Senior Notes	4.300%	1/15/26	370,000	409,847	(a)
MidAmerican Energy Co.	3.150%	4/15/50	700,000	749,554
MidAmerican Energy Co., First Mortgage Bonds	3.650%	4/15/29	310,000	350,812
NRG Energy Inc., Senior Secured Notes	2.450%	12/2/27	3,060,000	3,083,066	(a)
Ohio Edison Co., Senior Notes	6.875%	7/15/36	1,160,000	1,648,578
Oncor Electric Delivery Co. LLC, Senior Secured Notes	3.100%	9/15/49	590,000	622,979
Pacific Gas and Electric Co., First Mortgage Bonds	1.750%	6/16/22	2,710,000	2,709,041
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	780,000	758,366
Pacific Gas and Electric Co., Secured Bonds	4.250%	8/1/23	1,010,000	1,070,813
Pacific Gas and Electric Co., Secured Bonds	2.500%	2/1/31	1,510,000	1,417,421
Pacific Gas and Electric Co., Secured Bonds	3.300%	8/1/40	70,000	63,365
Pacific Gas and Electric Co., Secured Bonds	4.950%	7/1/50	410,000	422,401
Pacific Gas and Electric Co., Secured Bonds	3.500%	8/1/50	180,000	160,665
Pennsylvania Electric Co., Senior Notes	4.150%	4/15/25	510,000	551,260	(a)
Southern California Edison Co.	2.250%	6/1/30	2,420,000	2,384,724
Southern California Edison Co.	2.500%	6/1/31	960,000	963,174

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2021 Semi-Annual Report	31

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Electric Utilities — continued
Southern California Edison Co.	3.650%	2/1/50	1,230,000	$1,232,375
Southern California Edison Co., First Mortgage Bonds	4.000%	4/1/47	50,000	52,689
Southern California Edison Co., First Mortgage Bonds	4.125%	3/1/48	800,000	855,120
TransAlta Corp., Senior Notes	6.500%	3/15/40	470,000	539,325
Total Electric Utilities				40,215,974
Multi-Utilities — 0.2%
San Diego Gas & Electric Co., Senior Secured Bonds	3.750%	6/1/47	700,000	802,112
San Diego Gas & Electric Co., Senior Secured Notes	1.700%	10/1/30	2,210,000	2,135,774
Total Multi-Utilities				2,937,886
Total Utilities				43,153,860
Total Corporate Bonds & Notes (Cost — $981,354,128)				1,042,997,074
Sovereign Bonds — 2.8%
Argentina — 0.4%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	313,244	119,402
Argentine Republic Government International Bond, Senior Notes, Step bond (0.125% to 7/9/21 then 0.500%)	0.125%	7/9/30	2,415,797	871,402
Argentine Republic Government International Bond, Senior Notes, Step bond (0.125% to 7/9/21 then 1.125%)	0.125%	7/9/35	3,894,802	1,242,481
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	4,210,000	1,905,067	*(a)(i)
Provincia de Cordoba, Senior Notes, Step bond (5.000% to 6/10/22 then 6.875%)	5.000%	12/10/25	804,134	624,571	(a)
Total Argentina				4,762,923
Bermuda — 0.2%
Bermuda Government International Bond, Senior Notes	2.375%	8/20/30	2,670,000	2,676,675	(a)
Colombia — 0.1%
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	620,000	704,196

See Notes to Financial Statements.

32	Western Asset Corporate Bond Fund 2021 Semi-Annual Report

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Ghana — 0.1%
Ghana Government International Bond, Senior Notes	7.625%	5/16/29	530,000		$537,449	(c)
Ghana Government International Bond, Senior Notes	8.950%	3/26/51	570,000		565,161	(a)
Total Ghana					1,102,610
Indonesia — 0.0%††
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	200,000		218,800
Israel — 0.1%
Israel Government International Bond, Senior Notes	2.750%	7/3/30	800,000		854,951
Mexico — 0.9%
Mexican Bonos, Senior Notes	8.500%	11/18/38	101,170,000	MXN	5,612,875
Mexico Government International Bond, Senior Notes	4.280%	8/14/41	3,850,000		4,050,739
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	1,200,000		1,256,424
Total Mexico					10,920,038
Panama — 0.2%
Panama Government International Bond, Senior Notes	2.252%	9/29/32	2,210,000		2,123,921
Paraguay — 0.1%
Paraguay Government International Bond, Senior Notes	5.400%	3/30/50	1,050,000		1,229,288	(a)
Peru — 0.1%
Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	780,000		796,583
Qatar — 0.2%
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	1,020,000		1,315,880	(a)
Qatar Government International Bond, Senior Notes	4.400%	4/16/50	1,480,000		1,804,816	(a)
Total Qatar					3,120,696
Russia — 0.1%
Russian Federal Bond — OFZ	6.900%	5/23/29	101,293,000	RUB	1,380,064
Supranational — 0.1%
African Export-Import Bank, Senior Notes	2.634%	5/17/26	1,010,000		1,024,801	(a)
United Arab Emirates — 0.2%
Abu Dhabi Government International Bond, Senior Notes	1.700%	3/2/31	890,000		860,149	(a)

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2021 Semi-Annual Report	33

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
United Arab Emirates — continued
Abu Dhabi Government International Bond, Senior Notes	4.125%	10/11/47	910,000	$1,087,132	(a)
Abu Dhabi Government International Bond, Senior Notes	3.125%	9/30/49	1,090,000	1,114,906	(a)
Total United Arab Emirates				3,062,187
Total Sovereign Bonds (Cost — $36,780,563)				33,977,733
Senior Loans — 2.3%
Consumer Discretionary — 0.4%
Hotels, Restaurants & Leisure — 0.3%
Carnival Corp., New Term Loan B	—	6/30/25	1,130,000	1,131,589	(j)
Four Seasons Hotels Ltd., Restated Term Loan (1 mo. USD LIBOR + 2.000%)	2.104%	11/30/23	2,153,091	2,149,652	(b)(k)(l)
Total Hotels, Restaurants & Leisure				3,281,241
Specialty Retail — 0.1%
Great American Outdoors Group LLC, Term Loan B1 (the greater of 6 mo. USD LIBOR or 0.750% + 4.250%)	5.000%	3/6/28	1,552,200	1,563,426	(b)(k)(l)
Total Consumer Discretionary				4,844,667
Financials — 0.3%
Capital Markets — 0.1%
Zebra Buyer LLC, Term Loan	—	4/21/28	1,940,000	1,948,689	(j)
Insurance — 0.2%
Asurion LLC, Replacement Term Loan B6 (1 mo. USD LIBOR + 3.000%)	3.104%	11/3/23	2,280,833	2,271,388	(b)(k)(l)
Total Financials				4,220,077
Health Care — 0.5%
Life Sciences Tools & Services — 0.3%
ICON Luxembourg Sarl, Term Loan B	—	6/16/28	2,617,779	2,625,959	(j)
ICON Luxembourg Sarl, Term Loan B1	—	6/16/28	652,221	654,260	(j)
Total Life Sciences Tools & Services				3,280,219
Pharmaceuticals — 0.2%
Endo Luxembourg Finance Co. I SARL, 2021 Term Loan	—	3/27/28	1,077,300	1,051,378	(j)
Horizon Therapeutics USA Inc., Incremental Term Loan B2 (the greater of 1 mo. USD LIBOR or 0.500% + 2.000%)	2.500%	3/15/28	1,516,200	1,510,514	(b)(k)(l)
Total Pharmaceuticals				2,561,892
Total Health Care				5,842,111

See Notes to Financial Statements.

34	Western Asset Corporate Bond Fund 2021 Semi-Annual Report

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Industrials — 0.7%
Air Freight & Logistics — 0.1%
XPO Logistics Inc., Refinancing Term Loan	—	2/24/25	1,520,000	$1,514,905	(j)
Airlines — 0.5%
Air Canada, New Term Loan B (1 mo. USD LIBOR + 1.750%)	1.843%	10/6/23	3,464,041	3,421,607	(b)(k)(l)
Delta Air Lines Inc., Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	10/20/27	1,200,000	1,268,850	(b)(k)(l)
United Airlines Inc., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	4/21/28	977,550	991,515	(b)(k)(l)
Total Airlines				5,681,972
Construction & Engineering — 0.1%
AECOM, Term Loan B (1 mo. USD LIBOR + 1.750%)	1.854%	4/13/28	980,000	980,490	(b)(k)(l)
Total Industrials				8,177,367
Materials — 0.1%
Paper & Forest Products — 0.1%
Asplundh Tree Expert LLC, 2021 Refinancing Term Loan (1 mo. USD LIBOR + 1.750%)	1.854%	9/7/27	1,329,950	1,327,548	(b)(k)(l)
Schweitzer-Mauduit International Inc., Term Loan B (the greater of 1 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	1/27/28	430,000	425,700	(b)(h)(k)(l)
Total Materials				1,753,248
Real Estate — 0.3%
Equity Real Estate Investment Trusts (REITs) — 0.3%
Corecivic Inc., Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 4.500%)	5.500%	12/18/24	1,805,683	1,765,055	(b)(k)(l)
VICI Properties 1 LLC, Term Loan B (1 mo. USD LIBOR + 1.750%)	1.841%	12/20/24	1,420,000	1,409,793	(b)(k)(l)
Total Real Estate				3,174,848
Total Senior Loans (Cost — $27,739,639)				28,012,318
U.S. Government & Agency Obligations — 1.8%
U.S. Government Obligations — 1.8%
U.S. Treasury Bonds	2.250%	5/15/41	2,120,000	2,206,456
U.S. Treasury Bonds	1.625%	11/15/50	270,000	242,578
U.S. Treasury Bonds	1.875%	2/15/51	1,150,000	1,097,891
U.S. Treasury Bonds	2.375%	5/15/51	4,070,000	4,346,315
U.S. Treasury Notes	0.750%	5/31/26	4,250,000	4,226,094
U.S. Treasury Notes	0.875%	6/30/26	640,000	639,725

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2021 Semi-Annual Report	35

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
U.S. Government Obligations — continued
U.S. Treasury Notes	1.250%	4/30/28	800,000	$802,625
U.S. Treasury Notes	1.625%	5/15/31	8,385,000	8,514,705
Total U.S. Government & Agency Obligations (Cost — $21,774,544)				22,076,389
Convertible Bonds & Notes — 1.7%
Energy — 0.3%
Oil, Gas & Consumable Fuels — 0.3%
PDC Energy Inc., Senior Notes	1.125%	9/15/21	4,530,000	4,535,776
Financials — 1.0%
Mortgage Real Estate Investment Trusts (REITs) — 1.0%
Apollo Commercial Real Estate Finance Inc., Senior Notes	4.750%	8/23/22	5,330,000	5,376,904
Blackstone Mortgage Trust Inc., Senior Notes	4.375%	5/5/22	7,010,000	7,141,788
Total Financials				12,518,692
Health Care — 0.4%
Pharmaceuticals — 0.4%
Dermira Inc., Senior Notes	3.000%	5/15/22	4,508,000	4,569,985
Total Convertible Bonds & Notes (Cost — $21,188,560)				21,624,453
Municipal Bonds — 0.4%
Alabama — 0.0%††
Alabama State Economic Settlement Authority, BP Settlement Revenue, Series B	3.163%	9/15/25	560,000	591,012
California — 0.2%
California State, GO, Build America Bonds	7.300%	10/1/39	600,000	961,277
Regents of the University of California Medical Center Pooled Revenue, Series N	3.006%	5/15/50	1,590,000	1,639,457
Total California				2,600,734
Florida — 0.0%††
Sumter Landing, FL, Community Development District Recreational Revenue, Taxable Community Development District	4.172%	10/1/47	290,000	326,007
New York — 0.1%
Port Authority of New York & New Jersey Revenue, Taxable Consolidated	4.960%	8/1/46	770,000	1,047,381
Ohio — 0.1%
American Municipal Power-Ohio Inc., Revenue, OH, Build America Bonds	7.499%	2/15/50	480,000	783,195
Total Municipal Bonds (Cost — $4,451,696)				5,348,329

See Notes to Financial Statements.

36	Western Asset Corporate Bond Fund 2021 Semi-Annual Report

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — 0.3%
Ballyrock CLO Ltd., 2019-2A A1BR (3 mo. USD LIBOR + 1.200%)	1.355%	11/20/30	1,790,000	$1,789,995	(a)(b)
Navient Private Education Refi Loan Trust, 2020-DA A	1.690%	5/15/69	506,848	512,193	(a)
SoFi Professional Loan Program Trust, 2020-A A2FX	2.540%	5/15/46	1,650,000	1,706,029	(a)
Total Asset-Backed Securities (Cost — $4,019,336)				4,008,217
			Shares
Convertible Preferred Stocks — 0.2%
Energy — 0.2%
Oil, Gas & Consumable Fuels — 0.2%
Targa Resources Corp., Non Voting Shares (Cost — $2,688,000)	9.500%		2,560	2,771,844	(f)
Preferred Stocks — 0.2%
Financials — 0.2%
Insurance — 0.0%††
Delphi Financial Group Inc. (3 mo. USD LIBOR + 3.190%)	3.346%		15,675	351,904	(b)
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
TPG RE Finance Trust Inc., Non Voting Shares	6.250%		78,064	1,958,626
Total Preferred Stocks (Cost — $2,343,318)				2,310,530

		Maturity Date	Face Amount†
Collateralized Mortgage Obligations — 0.1%
Alternative Loan Trust, 2005-IM1 A1 (1 mo. USD LIBOR + 0.600%) (Cost—$701,949)	0.692%	1/25/36	773,379	746,170	(b)
Total Investments before Short-Term Investments (Cost — $1,103,041,733)				1,163,873,057
			Shares
Short-Term Investments — 5.3%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $65,999,898)	0.010%		65,999,898	65,999,898	(m)
Total Investments — 99.6% (Cost — $1,169,041,631)				1,229,872,955
Other Assets in Excess of Liabilities — 0.4%				4,668,896
Total Net Assets — 100.0%				$1,234,541,851

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2021 Semi-Annual Report	37

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Corporate Bond Fund

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)	Securities traded on a when-issued or delayed delivery basis.

(f)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(g)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(h)	Security is valued using significant unobservable inputs (Note 1).

(i)	The coupon payment on this security is currently in default as of June 30, 2021.

(j)	All or a portion of this loan is unfunded as of June 30, 2021. The interest rate for fully unfunded term loans is to be determined.

(k)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(l)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(m)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2021, the total market value of investments in Affiliated Companies was $65,999,898 and the cost was $65,999,898 (Note 8).

Abbreviation(s) used in this schedule:
CLO	—	Collateralized Loan Obligation
GBP	—	British Pound
GO	—	General Obligation
GTD	—	Guaranteed
ICE	—	Intercontinental Exchange
JSC	—	Joint Stock Company
LIBOR	—	London Interbank Offered Rate
MXN	—	Mexican Peso
OFZ	—	Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
PIK	—	Payment-In-Kind
PJSC	—	Private Joint Stock Company
RUB	—	Russian Ruble
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar

See Notes to Financial Statements.

38	Western Asset Corporate Bond Fund 2021 Semi-Annual Report

Western Asset Corporate Bond Fund

At June 30, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	141	9/21	$31,113,877	$31,065,164	$(48,713)
U.S. Treasury 5-Year Notes	1,755	9/21	216,677,814	216,619,106	(58,708)
U.S. Treasury 10-Year Notes	449	9/21	59,283,295	59,492,500	209,205
					101,784
Contracts to Sell:
U.S. Treasury Long-Term Bonds	249	9/21	39,825,301	40,026,750	(201,449)
U.S. Treasury Ultra Long- Term Bonds	9	9/21	1,716,954	1,734,188	(17,234)
United Kingdom Long Gilt Bonds	14	9/21	2,458,125	2,480,810	(22,685)
					(241,368)
Net unrealized depreciation on open futures contracts					$(139,584)

At June 30, 2021, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	47,165	USD	56,101	Citibank N.A.	7/19/21	$(153)
MXN	67,770,000	USD	3,323,020	Citibank N.A.	7/19/21	68,766
BRL	9,041,115	USD	1,714,671	Goldman Sachs Group Inc.	7/19/21	99,367
EUR	6,145,000	USD	7,334,303	Goldman Sachs Group Inc.	7/19/21	(44,982)
RUB	128,524,162	USD	1,719,904	Goldman Sachs Group Inc.	7/19/21	32,862
USD	3,017,786	GBP	2,196,199	Goldman Sachs Group Inc.	7/19/21	(20,392)
EUR	2,402,540	USD	2,927,615	JPMorgan Chase & Co.	7/19/21	(77,674)
Total						$57,794

Abbreviation(s) used in this table:

BRL	— Brazilian Real

EUR	— Euro

GBP	— British Pound

MXN	— Mexican Peso

RUB	— Russian Ruble

USD	— United States Dollar

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2021 Semi-Annual Report	39

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Corporate Bond Fund

At June 30, 2021, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]		Termination Date	Implied Credit Spread at June 30, 2021[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Morgan Stanley & Co. Inc. (Volkswagen International Finance NV, 0.875%, due 1/16/23)	4,500,000	EUR	12/20/24	0.423%	1.000% quarterly	$108,642	$38,153	$70,489

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — BUY PROTECTION[4]
Swap Counterparty (Reference Entity)	Notional Amount[2]		Termination Date	Implied Credit Spread at June 30, 2021[3]	Periodic Payments Made by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Morgan Stanley & Co. Inc. (Daimler AG, 1.400%, due 1/12/24)	4,500,000	EUR	12/20/24	0.321%	1.000% quarterly	$(128,137)	$(72,790)	$(55,347)

See Notes to Financial Statements.

40	Western Asset Corporate Bond Fund 2021 Semi-Annual Report

Western Asset Corporate Bond Fund

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.

Abbreviation(s) used in this table:

EUR	— Euro

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2021 Semi-Annual Report	41

Statement of assets and liabilities (unaudited)

June 30, 2021

Assets:
Investments in unaffiliated securities, at value (Cost — $1,103,041,733)	$1,163,873,057
Investments in affiliated securities, at value (Cost — $65,999,898)	65,999,898
Foreign currency, at value (Cost — $456,414)	448,333
Cash	2,738,772
Receivable for securities sold	15,702,593
Interest receivable	9,642,064
Deposits with brokers for open futures contracts	1,990,012
Receivable for Fund shares sold	1,191,525
Foreign currency collateral for open futures contracts, at value (Cost — $267,489)	270,081
Unrealized appreciation on forward foreign currency contracts	200,995
OTC swaps, at value (premiums paid — $38,153)	108,642
Receivable from broker — net variation margin on open futures contracts	41,956
Deposits with brokers for OTC derivatives	40,000
Other assets	1,226
Prepaid expenses	57,913
Total Assets	1,262,307,067

Liabilities:
Payable for securities purchased	24,631,280
Payable for Fund shares repurchased	1,818,405
Investment management fee payable	444,056
Distributions payable	257,515
Unrealized depreciation on forward foreign currency contracts	143,201
OTC swaps, at value (premiums received — $72,790)	128,137
Service and/or distribution fees payable	85,826
Trustees’ fees payable	2,872
Accrued expenses	253,924
Total Liabilities	27,765,216
Total Net Assets	$1,234,541,851

Net Assets:
Par value (Note 7)	$925
Paid-in capital in excess of par value	1,177,060,003
Total distributable earnings (loss)	57,480,923
Total Net Assets	$1,234,541,851

See Notes to Financial Statements.

42	Western Asset Corporate Bond Fund 2021 Semi-Annual Report

Net Assets:
Class A	$331,285,347
Class C	$14,632,822
Class C1	$602,307
Class I	$872,822,398
Class P	$15,198,977

Shares Outstanding:
Class A	24,831,849
Class C	1,097,046
Class C1	45,454
Class I	65,422,911
Class P	1,140,484

Net Asset Value:
Class A (and redemption price)	$13.34
Class C*	$13.34
Class C1*	$13.25
Class I (and redemption price)	$13.34
Class P (and redemption price)	$13.33
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$13.93

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2021 Semi-Annual Report	43

Statement of operations (unaudited)

For the Six Months Ended June 30, 2021

Investment Income:
Interest from unaffiliated investments	$18,385,397
Interest from affiliated investments	1,095
Dividends	67,531
Less: Foreign taxes withheld	(106,757)
Total Investment Income	18,347,266

Expenses:
Investment management fee (Note 2)	2,385,529
Transfer agent fees (Note 5)	624,558
Service and/or distribution fees (Notes 2 and 5)	512,912
Registration fees	66,931
Fund accounting fees	40,141
Audit and tax fees	21,317
Legal fees	14,954
Shareholder reports	9,953
Trustees’ fees	8,941
Custody fees	5,713
Insurance	5,455
Commitment fees (Note 9)	4,364
Interest expense	32
Miscellaneous expenses	4,938
Total Expenses	3,705,738
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(148,286)
Net Expenses	3,557,452
Net Investment Income	14,789,814

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	8,294,765
Futures contracts	(2,374,174)
Swap contracts	5,168
Forward foreign currency contracts	(255,068)
Foreign currency transactions	22,177
Net Realized Gain	5,692,868
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(21,084,426)
Futures contracts	(440,637)
Swap contracts	13,461

See Notes to Financial Statements.

44	Western Asset Corporate Bond Fund 2021 Semi-Annual Report

Forward foreign currency contracts	292,944
Foreign currencies	(19,427)
Change in Net Unrealized Appreciation (Depreciation)	(21,238,085)
Net Loss on Investments, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(15,545,217)
Decrease in Net Assets From Operations	$(755,403)

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2021 Semi-Annual Report	45

Statements of changes in net assets

For the Six Months Ended June 30, 2021 (unaudited) and the Year Ended December 31, 2020	2021	2020

Operations:
Net investment income	$14,789,814	$28,454,001
Net realized gain	5,692,868	19,704,591
Change in net unrealized appreciation (depreciation)	(21,238,085)	45,289,275
Increase (Decrease) in Net Assets From Operations	(755,403)	93,447,867

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(22,323,534)	(44,169,946)
Decrease in Net Assets From Distributions to Shareholders	(22,323,534)	(44,169,946)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	422,431,641	542,830,640
Reinvestment of distributions	20,112,744	39,760,608
Cost of shares repurchased	(249,912,042)	(359,639,724)
Increase in Net Assets From Fund Share Transactions	192,632,343	222,951,524
Increase in Net Assets	169,553,406	272,229,445

Net Assets:
Beginning of period	1,064,988,445	792,759,000
End of period	$1,234,541,851	$1,064,988,445

See Notes to Financial Statements.

46	Western Asset Corporate Bond Fund 2021 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2021[2]		2020	2019	2018	2017	2016

Net asset value, beginning of period	$13.67		$12.90	$11.72	$12.63	$12.20	$11.74

Income (loss) from operations:
Net investment income	0.17		0.38	0.43	0.44	0.40	0.45
Net realized and unrealized gain (loss)	(0.24)		0.98	1.24	(0.90)	0.47	0.48
Total income (loss) from operations	(0.07)		1.36	1.67	(0.46)	0.87	0.93

Less distributions from:
Net investment income	(0.19)		(0.43)	(0.46)	(0.45)	(0.44)	(0.47)
Net realized gains	(0.07)		(0.16)	(0.03)	—	—	—
Total distributions	(0.26)		(0.59)	(0.49)	(0.45)	(0.44)	(0.47)

Net asset value, end of period	$13.34		$13.67	$12.90	$11.72	$12.63	$12.20
Total return[3]	(0.51)%		10.80%	14.40%	(3.66)%	7.20%	7.99%

Net assets, end of period (millions)	$331		$328	$271	$228	$270	$261

Ratios to average net assets:
Gross expenses	0.88	%4	0.91%	0.93%	0.96%	0.99%	1.02%
Net expenses	0.88	[4,5,6]	0.90 [5,6]	0.93 [5,6]	0.95 [5,6]	0.97 [5,6]	1.02
Net investment income	2.59	[4]	2.92	3.40	3.63	3.22	3.73

Portfolio turnover rate	45%		98%	84%	95%	75%	114%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2021 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, effective March 31, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.95%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2021 Semi-Annual Report	47

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$13.66	$12.90	$11.72	$12.63	$12.20	$11.74

Income (loss) from operations:
Net investment income	0.13	0.29	0.34	0.36	0.31	0.36
Net realized and unrealized gain (loss)	(0.23)	0.97	1.24	(0.90)	0.46	0.49
Total income (loss) from operations	(0.10)	1.26	1.58	(0.54)	0.77	0.85

Less distributions from:
Net investment income	(0.15)	(0.34)	(0.37)	(0.37)	(0.34)	(0.39)
Net realized gains	(0.07)	(0.16)	(0.03)	—	—	—
Total distributions	(0.22)	(0.50)	(0.40)	(0.37)	(0.34)	(0.39)

Net asset value, end of period	$13.34	$13.66	$12.90	$11.72	$12.63	$12.20
Total return[3]	(0.84)%	10.06%	13.65%	(4.29)%	6.42%	7.28%

Net assets, end of period (000s)	$14,633	$14,328	$9,622	$8,885	$9,650	$6,956

Ratios to average net assets:
Gross expenses	1.56%[4]	1.57%	1.59%	1.61%	1.69%	1.70%
Net expenses[5]	1.56 [4,6]	1.57 [6]	1.59 [6]	1.61	1.69	1.70
Net investment income	1.91 [4]	2.24	2.74	2.97	2.48	2.96

Portfolio turnover rate	45%	98%	84%	95%	75%	114%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2021 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, effective March 31, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.70%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to March 31, 2017, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class C shares did not exceed 1.75%.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

48	Western Asset Corporate Bond Fund 2021 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C1 Shares[1]	2021[2]		2020	2019	2018	2017	2016

Net asset value, beginning of period	$13.58		$12.82	$11.65	$12.55	$12.13	$11.67

Income (loss) from operations:
Net investment income	0.14		0.32	0.38	0.38	0.34	0.40
Net realized and unrealized gain (loss)	(0.25)		0.97	1.23	(0.88)	0.46	0.47
Total income (loss) from operations	(0.11)		1.29	1.61	(0.50)	0.80	0.87

Less distributions from:
Net investment income	(0.15)		(0.37)	(0.41)	(0.40)	(0.38)	(0.41)
Net realized gains	(0.07)		(0.16)	(0.03)	—	—	—
Total distributions	(0.22)		(0.53)	(0.44)	(0.40)	(0.38)	(0.41)

Net asset value, end of period	$13.25		$13.58	$12.82	$11.65	$12.55	$12.13
Total return[3]	(0.78)%		10.24%	13.98%	(4.02)%	6.64%	7.52%

Net assets, end of period (000s)	$602		$979	$1,514	$7,091	$9,718	$11,134

Ratios to average net assets:
Gross expenses	1.56	%4	1.48%	1.37%	1.37%	1.44%	1.49%
Net expenses	1.40	[4,5,6]	1.40 [5,6]	1.37 [5,6]	1.37 [5,6]	1.43 [5,6]	1.49
Net investment income	2.07	[4]	2.46	3.07	3.21	2.76	3.28

Portfolio turnover rate	45%		98%	84%	95%	75%	114%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2021 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, effective March 31, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.40%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2021 Semi-Annual Report	49

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$13.67	$12.90	$11.72	$12.63	$12.20	$11.74

Income (loss) from operations:
Net investment income	0.19	0.43	0.46	0.47	0.44	0.49
Net realized and unrealized gain (loss)	(0.24)	0.98	1.25	(0.89)	0.47	0.48
Total income (loss) from operations	(0.05)	1.41	1.71	(0.42)	0.91	0.97

Less distributions from:
Net investment income	(0.21)	(0.48)	(0.50)	(0.49)	(0.48)	(0.51)
Net realized gains	(0.07)	(0.16)	(0.03)	—	—	—
Total distributions	(0.28)	(0.64)	(0.53)	(0.49)	(0.48)	(0.51)

Net asset value, end of period	$13.34	$13.67	$12.90	$11.72	$12.63	$12.20
Total return[3]	(0.34)%	11.19%	14.68%	(3.27)%	7.54%	8.35%

Net assets, end of period (000s)	$872,822	$705,693	$466,610	$173,068	$125,275	$41,321

Ratios to average net assets:
Gross expenses	0.59%[4]	0.61%	0.62%	0.65%	0.68%	0.69%
Net expenses	0.55 [4,5,6]	0.55 [5,6]	0.60 [5,6]	0.65 [5]	0.65 [5,6]	0.69
Net investment income	2.91 [4]	3.27	3.69	3.94	3.50	4.03

Portfolio turnover rate	45%	98%	84%	95%	75%	114%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2021 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, effective November 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. From March 31, 2017 through November 12, 2019, the expense limitation was 0.65%.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

50	Western Asset Corporate Bond Fund 2021 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class P Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$13.65	$12.89	$11.71	$12.61	$12.19	$11.73

Income (loss) from operations:
Net investment income	0.16	0.37	0.41	0.42	0.38	0.43
Net realized and unrealized gain (loss)	(0.23)	0.96	1.24	(0.89)	0.45	0.48
Total income (loss) from operations	(0.07)	1.33	1.65	(0.47)	0.83	0.91

Less distributions from:
Net investment income	(0.18)	(0.41)	(0.44)	(0.43)	(0.41)	(0.45)
Net realized gains	(0.07)	(0.16)	(0.03)	—	—	—
Total distributions	(0.25)	(0.57)	(0.47)	(0.43)	(0.41)	(0.45)

Net asset value, end of period	$13.33	$13.65	$12.89	$11.71	$12.61	$12.19
Total return[3]	(0.62)%	10.63%	14.22%	(3.74)%	6.91%	7.83%

Net assets, end of period (000s)	$15,199	$16,119	$43,964	$44,232	$55,207	$61,780

Ratios to average net assets:
Gross expenses	1.10%[4]	1.08%	1.10%	1.11%	1.17%	1.18%
Net expenses	1.10 [4,5,6]	1.08 [5,6]	1.10 [5,6]	1.11 [5,6]	1.16 [5,6]	1.18
Net investment income	2.38 [4]	2.85	3.24	3.46	3.02	3.59

Portfolio turnover rate	45%	98%	84%	95%	75%	114%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2021 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, effective March 31, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class P shares did not exceed 1.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2021 Semi-Annual Report	51

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Corporate Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the

52	Western Asset Corporate Bond Fund 2021 Semi-Annual Report

Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Corporate Bond Fund 2021 Semi-Annual Report	53

Notes to financial statements (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$278,432,475	$4,454,000	$282,886,475
Other Corporate Bonds & Notes	—	760,110,599	—	760,110,599
Sovereign Bonds	—	33,977,733	—	33,977,733
Senior Loans:
Materials	—	1,327,548	425,700	1,753,248
Other Senior Loans	—	26,259,070	—	26,259,070
U.S. Government & Agency Obligations	—	22,076,389	—	22,076,389
Convertible Bonds & Notes	—	21,624,453	—	21,624,453
Municipal Bonds	—	5,348,329	—	5,348,329
Asset-Backed Securities	—	4,008,217	—	4,008,217
Convertible Preferred Stocks	—	2,771,844	—	2,771,844
Preferred Stocks:
Financials	$1,958,626	351,904	—	2,310,530
Collateralized Mortgage Obligations	—	746,170	—	746,170
Total Long-Term Investments	1,958,626	1,157,034,731	4,879,700	1,163,873,057
Short-Term Investments†	65,999,898	—	—	65,999,898
Total Investments	$67,958,524	$1,157,034,731	$4,879,700	$1,229,872,955

54	Western Asset Corporate Bond Fund 2021 Semi-Annual Report

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$209,205	—	—	$209,205
Forward Foreign Currency Contracts††	—	$200,995	—	200,995
OTC Credit Default Swaps on Corporate Issues — Sell Protection‡	—	108,642	—	108,642
Total Other Financial Instruments	$209,205	$309,637	—	$518,842
Total	$68,167,729	$1,157,344,368	$4,879,700	$1,230,391,797

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$348,789	—	—	$348,789
Forward Foreign Currency Contracts††	—	$143,201	—	143,201
OTC Credit Default Swaps on Corporate Issues — Buy Protection‡	—	128,137	—	128,137
Total	$348,789	$271,338	—	$620,127

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

‡	Value includes any premium paid or received with respect to swap contracts.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Western Asset Corporate Bond Fund 2021 Semi-Annual Report	55

Notes to financial statements (unaudited) (cont’d)

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against, or manage exposure to, foreign issuers or markets. The Fund may also enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be

56	Western Asset Corporate Bond Fund 2021 Semi-Annual Report

held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of June 30, 2021, the total notional value of all credit default swaps to sell protection was 4,500,000 EUR. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the six months ended June 30, 2021, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As

Western Asset Corporate Bond Fund 2021 Semi-Annual Report	57

Notes to financial statements (unaudited) (cont’d)

a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

(e) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of

58	Western Asset Corporate Bond Fund 2021 Semi-Annual Report

the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(f) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(g) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(h) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market

Western Asset Corporate Bond Fund 2021 Semi-Annual Report	59

Notes to financial statements (unaudited) (cont’d)

risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(i) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(j) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the

60	Western Asset Corporate Bond Fund 2021 Semi-Annual Report

seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of June 30, 2021, the Fund held forward foreign currency contracts and OTC credit default swaps with credit related contingent features which had a liability position of $271,338. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties. As of June 30, 2021, the Fund had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $40,000, which could be used to reduce the required payment.

(k) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on

Western Asset Corporate Bond Fund 2021 Semi-Annual Report	61

Notes to financial statements (unaudited) (cont’d)

the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(l) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(m) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(n) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(o) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2020, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

62	Western Asset Corporate Bond Fund 2021 Semi-Annual Report

(p) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.45% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class C1, Class I and Class P shares did not exceed 0.95%, 1.70%, 1.40%, 0.55% and 1.20%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

During the six months ended June 30, 2021, fees waived and/or expenses reimbursed amounted to $148,286, which included an affiliated money market fund waiver of $3,002.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Western Asset Corporate Bond Fund 2021 Semi-Annual Report	63

Notes to financial statements (unaudited) (cont’d)

Pursuant to these arrangements, at June 30, 2021, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class C1	Class I
Expires December 31, 2023	$584	$144,700
Total fee waivers/expense reimbursements subject to recapture	$584	$144,700

For the six months ended June 30, 2021, LMPFA did not recapture any fees.

Legg Mason Investor Services, LLC (“LMIS”) serves as the Fund’s sole and exclusive distributor. LMIS is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. As of July 7, 2021, LMIS was renamed Franklin Distributors, LLC.

There is a maximum initial sales charge of 4.25% for Class A shares. Class C and Class C1 shares have a 1.00% CDSC, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2021, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$234,205	—
CDSCs	32	$2,458

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended June 30, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$496,941,878	$130,143,717
Sales	321,409,178	145,998,819

64	Western Asset Corporate Bond Fund 2021 Semi-Annual Report

At June 30, 2021, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$1,169,041,631	$68,273,364	$(7,442,040)	$60,831,324
Futures contracts	—	209,205	(348,789)	(139,584)
Forward foreign currency contracts	—	200,995	(143,201)	57,794
Swap contracts	(34,637)	70,489	(55,347)	15,142

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2021.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts[2]	$209,205	—	—	$209,205
Forward foreign currency contracts	—	$200,995	—	200,995
OTC swap contracts[3]	—	—	$108,642	108,642
Total	$209,205	$200,995	$108,642	$518,842

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts[2]	$348,789	—	—	$348,789
Forward foreign currency contracts	—	$143,201	—	143,201
OTC swap contracts[3]	—	—	$128,137	128,137
Total	$348,789	$143,201	$128,137	$620,127

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]

Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[3]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.

Western Asset Corporate Bond Fund 2021 Semi-Annual Report	65

Notes to financial statements (unaudited) (cont’d)

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2021. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts	$(2,374,174)	—	—	$(2,374,174)
Swap contracts	—	—	$5,168	5,168
Forward foreign currency contracts	—	$(255,068)	—	(255,068)
Total	$(2,374,174)	$(255,068)	$5,168	$(2,624,074)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts	$(440,637)	—	—	$(440,637)
Swap contracts	—	—	$13,461	13,461
Forward foreign currency contracts	—	$292,944	—	292,944
Total	$(440,637)	$292,944	$13,461	$(134,232)

During the six months ended June 30, 2021, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$187,723,224
Futures contracts (to sell)	13,606,370
Forward foreign currency contracts (to buy)	8,772,384
Forward foreign currency contracts (to sell)	3,401,902

Average Notional Balance
Credit default swap contracts (buy protection)	$5,414,079
Credit default swap contracts (sell protection)	5,414,079

66	Western Asset Corporate Bond Fund 2021 Semi-Annual Report

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of June 30, 2021.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
Citibank N.A.	$68,766	$(153)	$68,613	—	$68,613
Goldman Sachs Group Inc.	132,229	(65,374)	66,855	—	66,855
JPMorgan Chase & Co.	—	(77,674)	(77,674)	—	(77,674)
Morgan Stanley & Co. Inc.	108,642	(128,137)	(19,495)	$40,000	20,505
Total	$309,637	$(271,338)	$38,299	$40,000	$78,299

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.

[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

[4]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

[5]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1 and Class P shares calculated at the annual rate of 0.25%, 1.00%, 0.70% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2021, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$400,116	$231,850
Class C	72,228	5,566
Class C1	2,601	1,383
Class I	—	377,245
Class P	37,967	8,514
Total	$512,912	$624,558

Western Asset Corporate Bond Fund 2021 Semi-Annual Report	67

Notes to financial statements (unaudited) (cont’d)

For the six months ended June 30, 2021, waivers and/or expense reimbursements by class were as follows:

Waivers/ Expense Reimbursements
Class A	$908
Class C	40
Class C1	586
Class I	146,708
Class P	44
Total	$148,286

6. Distributions to shareholders by class

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
Net Investment Income:
Class A	$4,550,157	$9,573,245
Class C	157,054	299,189
Class C1	8,574	32,444
Class I	11,189,011	21,102,848
Class P	199,294	907,657
Total	$16,104,090	$31,915,383
Net Realized Gains:
Class A	$1,648,661	$3,779,013
Class C	73,595	161,970
Class C1	3,025	14,235
Class I	4,417,750	8,111,271
Class P	76,413	188,074
Total	$6,219,444	$12,254,563

7. Shares of beneficial interest

At June 30, 2021, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

68	Western Asset Corporate Bond Fund 2021 Semi-Annual Report

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2021		Year Ended December 31, 2020
	Shares	Amount	Shares	Amount
Class A
Shares sold	2,360,486	$31,316,812	5,904,737	$77,591,953
Shares issued on reinvestment	455,542	6,035,184	977,089	12,987,136
Shares repurchased	(1,974,453)	(26,197,103)	(3,898,463)	(50,082,838)
Net increase	841,575	$11,154,893	2,983,363	$40,496,251

Class C
Shares sold	180,216	$2,410,917	432,193	$5,690,593
Shares issued on reinvestment	14,410	190,871	28,495	379,798
Shares repurchased	(146,074)	(1,933,266)	(158,042)	(2,023,797)
Net increase	48,552	$668,522	302,646	$4,046,594

Class C1
Shares sold	1,555	$20,512	25,635	$342,860
Shares issued on reinvestment	880	11,589	3,437	45,251
Shares repurchased	(29,094)	(385,993)	(75,042)	(949,908)
Net decrease	(26,659)	$(353,892)	(45,970)	$(561,797)

Class I
Shares sold	29,450,005	$388,464,567	35,004,069	$458,278,206
Shares issued on reinvestment	1,026,774	13,611,274	1,903,609	25,325,155
Shares repurchased	(16,689,871)	(220,380,247)	(21,433,814)	(275,429,892)
Net increase	13,786,908	$181,695,594	15,473,864	$208,173,469

Class P
Shares sold	16,493	$218,833	72,701	$927,028
Shares issued on reinvestment	19,937	263,826	78,357	1,023,268
Shares repurchased	(76,607)	(1,015,433)	(2,380,658)	(31,153,289)
Net decrease	(40,177)	$(532,774)	(2,229,600)	$(29,202,993)

8. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for

Western Asset Corporate Bond Fund 2021 Semi-Annual Report	69

Notes to financial statements (unaudited) (cont’d)

all or some portion of the six months ended June 30, 2021. The following transactions were effected in such company for the six months ended June 30, 2021.

	Affiliate Value at December 31, 2020	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$30,578,376	$348,063,444	348,063,444	$312,641,922	312,641,922

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2021
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$1,095	—	$65,999,898

9. Redemption facility

Effective February 5, 2021, the Fund’s redemption facility (the “Redemption Facility”) was terminated and the Fund and certain other participating funds within the Trust, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by LMPFA or Franklin Resources, became borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 4, 2022.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility; there is no upfront fee. Under the Redemption Facility, the Fund had access to the aggregate amount of $485 million prior to February 5, 2021 and the following terms were in effect: the annual commitment fee to maintain the Redemption Facility was 0.15% incurred on the unused portion of the facility and there was an annual upfront fee of 0.06%. The aggregate commitment fees under the Global Credit Facility and Redemption Facility are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility nor the Redemption Facility during the six months ended June 30, 2021.

70	Western Asset Corporate Bond Fund 2021 Semi-Annual Report

10. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (the “ASU”). The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

11. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

*  *  *

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On March 5, 2021, the ICE Benchmark Administration, the administrator of LIBOR, stated that it will cease the publication of (i) the overnight and one-, three-, six- and twelve-month USD LIBOR settings immediately following the LIBOR publication on Friday, June 30, 2023 and (ii) all other LIBOR settings, including the one-week and two-month USD LIBOR settings, immediately following the LIBOR publication on Friday, December 31, 2021. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.

Western Asset Corporate Bond Fund 2021 Semi-Annual Report	71

Western Asset Corporate

Bond Fund

Trustees

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

† Effective July 7, 2021, LMIS was renamed Franklin Distributors, LLC.

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company, LLC

Distributor

Franklin Distributors, LLC†

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset Corporate Bond Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Corporate Bond Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Corporate Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2021 Franklin Distributors, LLC,

Member FINRA/SIPC.

All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker,

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2021 © 2021 Franklin Distributors, LLC,

FD02352 8/21 SR21-4219

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not	applicable

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 23, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 23, 2021

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	August 23, 2021